AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 91.1%
Affiliated Mutual Funds — 37.7%
Domestic Equity — 5.6%
AST Large-Cap Growth Portfolio*	712,956	$71,238,596
AST Large-Cap Value Portfolio*	448,450	27,790,417
AST Small-Cap Equity Portfolio*	199,259	17,140,223
PGIM Jennison Natural Resources Fund	4,647	409,097
PSF PGIM Jennison Blend Portfolio*	235,717	32,922,538
PSF PGIM Jennison Value Portfolio*	114,831	8,263,235
		157,764,106
Fixed Income — 30.7%
AST PGIM Fixed Income Central Portfolio*	72,598,812	869,007,780
PSF PGIM High Yield Bond Portfolio*	592,926	4,636,678
		873,644,458
International Equity — 1.4%
PGIM Global Real Estate Fund	560,628	11,868,489
PGIM Jennison Emerging Markets Equity Opportunities Fund	508,567	10,598,538
PGIM Jennison International Opportunities Fund	533,602	16,909,854
		39,376,881

Total Affiliated Mutual Funds (cost $922,146,175)(wa)		1,070,785,445
Common Stocks — 14.4%
Aerospace & Defense — 0.4%
Airbus SE (France)	3,450	652,302
ATI, Inc.*	5,800	843,668
BAE Systems PLC (United Kingdom)	12,400	363,550
Boeing Co. (The)*	1,600	318,448
Elbit Systems Ltd. (Israel)	200	168,622
FTAI Aviation Ltd.	1,500	367,500
General Dynamics Corp.	3,419	1,173,469
General Electric Co.	3,300	936,441
Howmet Aerospace, Inc.	5,529	1,274,213
Leonardo SpA (Italy)	3,993	271,602
Lockheed Martin Corp.	200	120,878
MTU Aero Engines AG (Germany)	205	74,788
Northrop Grumman Corp.	907	618,792
Rheinmetall AG (Germany)	127	214,222
Rolls-Royce Holdings PLC (United Kingdom)	61,668	936,886
RTX Corp.	8,030	1,548,987
Saab AB (Sweden) (Class B Stock)	5,043	330,063
Safran SA (France)	2,291	749,682
Singapore Technologies Engineering Ltd. (Singapore)	47,200	400,598
Thales SA (France)	880	258,056
Woodward, Inc.	1,700	608,464
		12,231,231
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	13,041	687,351
DSV A/S (Denmark)	291	70,279
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
FedEx Corp.	2,200	$783,596
		1,541,226
Automobile Components — 0.0%
Aisin Corp. (Japan)	3,900	54,944
Aptiv PLC*	8,300	576,352
Aumovio SE (Germany)*	3,929	153,864
Bridgestone Corp. (Japan)	6,400	133,365
Cie Generale des Etablissements Michelin SCA (France)	754	25,831
Sumitomo Electric Industries Ltd. (Japan)	4,700	267,054
		1,211,410
Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	2,597	240,240
Ford Motor Co.	15,900	183,486
General Motors Co.	12,700	946,150
Honda Motor Co. Ltd. (Japan)	58,400	472,665
Isuzu Motors Ltd. (Japan)	16,600	239,053
Mercedes-Benz Group AG (Germany)	9,858	605,901
Stellantis NV	8,881	64,188
Subaru Corp. (Japan)	8,100	130,502
Suzuki Motor Corp. (Japan)	4,300	52,412
Tesla, Inc.*	10,243	3,807,835
Toyota Motor Corp. (Japan)	54,900	1,141,226
Yamaha Motor Co. Ltd. (Japan)	5,100	36,844
		7,920,502
Banks — 1.1%
ABN AMRO Bank NV (Netherlands), CVA	810	25,678
AIB Group PLC (Ireland)	73,446	784,044
ANZ Group Holdings Ltd. (Australia)	21,874	550,027
Banca Monte dei Paschi di Siena SpA (Italy)	15,788	137,759
Banco Bilbao Vizcaya Argentaria SA (Spain)	31,242	674,814
Banco Santander SA (Spain)	84,123	943,079
Bank Hapoalim BM (Israel)	18,054	423,998
Bank Leumi Le-Israel BM (Israel)	6,160	137,755
Bank of America Corp.	21,091	1,028,186
Barclays PLC (United Kingdom)	233,158	1,220,229
BNP Paribas SA (France)	12,940	1,232,711
BOC Hong Kong Holdings Ltd. (China)	50,500	278,609
CaixaBank SA (Spain)	78,645	942,769
Chiba Bank Ltd. (The) (Japan)	6,200	80,256
Citigroup, Inc.	16,901	1,916,742
Citizens Financial Group, Inc.	7,900	473,763
Commonwealth Bank of Australia (Australia)	8,275	969,059
Credit Agricole SA (France)	22,679	423,289
Danske Bank A/S (Denmark)	10,243	504,802
DBS Group Holdings Ltd. (Singapore)	3,630	161,536
DNB Bank ASA (Norway)	2,093	65,487
Erste Group Bank AG (Austria)	335	36,188
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom)	151,485	$2,487,777
ING Groep NV (Netherlands)	39,299	1,020,072
Intesa Sanpaolo SpA (Italy)	68,503	414,298
Japan Post Bank Co. Ltd. (Japan)	12,000	195,723
JPMorgan Chase & Co.	9,800	2,882,768
KBC Group NV (Belgium)	1,496	183,098
Lloyds Banking Group PLC (United Kingdom)	423,549	524,961
Mitsubishi UFJ Financial Group, Inc. (Japan)	100,900	1,708,634
Mizuho Financial Group, Inc. (Japan)	9,600	388,644
National Australia Bank Ltd. (Australia)	12,037	348,178
NatWest Group PLC (United Kingdom)	94,421	699,466
Nordea Bank Abp (Finland)	34,528	594,543
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,900	529,248
PNC Financial Services Group, Inc. (The)	1,100	228,899
Resona Holdings, Inc. (Japan)	27,200	310,291
Sberbank of Russia PJSC (Russia)*^	61,896	—
Societe Generale SA (France)	5,138	375,161
Standard Chartered PLC (United Kingdom)	17,730	369,491
Sumitomo Mitsui Financial Group, Inc. (Japan)	30,900	1,016,002
Swedbank AB (Sweden) (Class A Stock)	5,432	185,142
Truist Financial Corp.	11,000	505,670
U.S. Bancorp	22,393	1,164,660
UniCredit SpA (Italy)	10,307	739,463
Wells Fargo & Co.	28,806	2,293,246
Westpac Banking Corp. (Australia)	9,147	252,780
		32,428,995
Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	7,112	492,052
Asahi Group Holdings Ltd. (Japan)	46,400	463,287
Carlsberg A/S (Denmark) (Class B Stock)	2,792	348,577
Coca-Cola Co. (The)	10,270	781,033
Coca-Cola HBC AG (Italy)*	4,166	234,667
Diageo PLC (United Kingdom)	4,917	91,442
Heineken Holding NV (Netherlands)	6,024	428,706
Keurig Dr. Pepper, Inc.	11,900	313,327
Kirin Holdings Co. Ltd. (Japan)	27,800	442,192
Monster Beverage Corp.*	2,900	210,134
PepsiCo, Inc.	6,413	995,875
		4,801,292
Biotechnology — 0.3%
AbbVie, Inc.	12,248	2,663,818
Amgen, Inc.	2,200	774,070
Argenx SE (Netherlands)*	394	285,941
Biogen, Inc.*	400	73,332
CSL Ltd. (Australia)	4,814	472,826
Exelixis, Inc.*	5,200	223,028
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Genmab A/S (Denmark)*	490	$131,968
Gilead Sciences, Inc.	4,100	571,417
Grifols SA (Spain)	3,264	34,148
Incyte Corp.*	4,700	442,364
Neurocrine Biosciences, Inc.*	3,400	447,916
Regeneron Pharmaceuticals, Inc.	1,231	951,120
Swedish Orphan Biovitrum AB (Sweden)*	745	31,223
United Therapeutics Corp.*	200	118,596
Vertex Pharmaceuticals, Inc.*	530	236,666
		7,458,433
Broadline Retail — 0.4%
Amazon.com, Inc.*	41,658	8,676,112
eBay, Inc.	2,800	254,856
Macy’s, Inc.	26,700	483,003
Next PLC (United Kingdom)	875	147,830
Pan Pacific International Holdings Corp. (Japan)	12,700	77,473
Prosus NV (China)*	6,856	317,402
Ryohin Keikaku Co. Ltd. (Japan)	1,200	25,608
Sea Ltd. (Singapore), ADR*	1,500	124,215
		10,106,499
Building Products — 0.1%
A.O. Smith Corp.	1,100	72,534
AGC, Inc. (Japan)	5,000	177,138
Assa Abloy AB (Sweden) (Class B Stock)	3,191	115,348
Belimo Holding AG (Switzerland)	60	48,729
Carrier Global Corp.	5,589	314,717
Cie de Saint-Gobain SA (France)	3,828	316,937
Daikin Industries Ltd. (Japan)	600	71,968
Geberit AG (Switzerland)	36	24,301
Johnson Controls International PLC	5,800	759,510
Trane Technologies PLC	1,149	478,834
		2,380,016
Capital Markets — 0.5%
3i Group PLC (United Kingdom)	4,256	138,707
Affiliated Managers Group, Inc.	900	249,030
Amundi SA (France), 144A	3,668	315,220
Ares Management Corp. (Class A Stock)	557	60,769
Bank of New York Mellon Corp. (The)	12,312	1,460,573
Blackrock, Inc.	356	342,369
Blackstone, Inc.	3,751	431,327
Charles Schwab Corp. (The)	14,345	1,348,143
CME Group, Inc.	837	247,208
Daiwa Securities Group, Inc. (Japan)	13,600	128,865
Deutsche Bank AG (Germany)	15,261	454,169
Deutsche Boerse AG (Germany)	552	161,706
Futu Holdings Ltd. (Hong Kong), ADR*	800	109,408
Goldman Sachs Group, Inc. (The)	859	726,705
Houlihan Lokey, Inc.	1,300	186,706
Intercontinental Exchange, Inc.	900	141,552
Julius Baer Group Ltd. (Switzerland)	700	51,488

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
London Stock Exchange Group PLC (United Kingdom)	3,617	$427,123
Macquarie Group Ltd. (Australia)	1,441	204,704
Moody’s Corp.	400	174,500
Morgan Stanley	14,612	2,404,697
Morningstar, Inc.	800	135,240
MSCI, Inc.	900	485,109
Nasdaq, Inc.	800	67,912
Nomura Holdings, Inc. (Japan)	29,400	231,497
Northern Trust Corp.	4,000	558,280
Partners Group Holding AG (Switzerland)	185	199,401
Raymond James Financial, Inc.	1,500	217,185
S&P Global, Inc.	1,800	765,612
SBI Holdings, Inc. (Japan)	4,900	90,730
Singapore Exchange Ltd. (Singapore)	23,400	356,970
T. Rowe Price Group, Inc.(a)	5,800	522,812
UBS Group AG (Switzerland)	23,447	914,278
		14,309,995
Chemicals — 0.2%
Air Liquide SA (France)	1,400	289,378
Air Products & Chemicals, Inc.	1,129	327,963
Asahi Kasei Corp. (Japan)	3,600	35,224
Ashland, Inc.	1,400	77,854
Corteva, Inc.	2,000	167,420
DuPont de Nemours, Inc.	2,500	114,500
Element Solutions, Inc.	5,100	174,114
LANXESS AG (Germany)	4,485	99,159
Linde PLC	2,800	1,388,128
Mitsubishi Chemical Group Corp. (Japan)	64,900	379,414
Nippon Paint Holdings Co. Ltd. (Japan)	8,700	54,554
Nitto Denko Corp. (Japan)	3,900	78,016
Orica Ltd. (Australia)	10,218	143,609
Sherwin-Williams Co. (The)	2,652	850,099
Shin-Etsu Chemical Co. Ltd. (Japan)	2,500	101,797
Yara International ASA (Brazil)	9,904	578,933
		4,860,162
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	12,308	193,165
Dai Nippon Printing Co. Ltd. (Japan)	16,000	291,520
RB Global, Inc. (Canada)	3,000	287,550
Republic Services, Inc.	551	120,680
Securitas AB (Sweden) (Class B Stock)	10,845	181,631
Tetra Tech, Inc.	7,500	225,900
TOPPAN Holdings, Inc. (Japan)	3,600	94,949
Veralto Corp.	2,100	185,682
		1,581,077
Communications Equipment — 0.1%
Arista Networks, Inc.*	6,200	761,236
Ciena Corp.*	2,100	815,283
Cisco Systems, Inc.	7,500	581,925
Lumentum Holdings, Inc.*	500	351,380
Nokia OYJ (Finland)	10,831	86,886
	Shares	Value

Common Stocks (continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	40,400	$460,570
		3,057,280
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,058	250,984
AECOM	3,600	305,352
API Group Corp.*	1,800	72,937
Comfort Systems USA, Inc.	290	399,907
Eiffage SA (France)	925	141,865
HOCHTIEF AG (Germany)	680	309,313
MasTec, Inc.*	500	160,870
Obayashi Corp. (Japan)	7,900	191,342
Taisei Corp. (Japan)	1,800	186,483
Vinci SA (France)	2,822	423,580
		2,442,633
Construction Materials — 0.0%
CRH PLC (XLON)	3,467	362,719
CRH PLC (NYSE)	1,000	105,120
Holcim AG*	3,400	281,051
Vulcan Materials Co.	1,200	326,760
		1,075,650
Consumer Finance — 0.1%
Ally Financial, Inc.	12,600	494,298
American Express Co.(a)	3,344	1,011,493
Capital One Financial Corp.	4,737	864,171
Synchrony Financial(a)	10,000	680,200
		3,050,162
Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	11,056	204,711
Costco Wholesale Corp.	2,100	2,092,503
Dollar General Corp.	4,100	486,793
Dollar Tree, Inc.*	1,800	197,118
Jeronimo Martins SGPS SA (Portugal)	5,720	136,773
Koninklijke Ahold Delhaize NV (Netherlands)	11,089	516,406
MatsukiyoCocokara & Co. (Japan)	9,800	155,980
Sysco Corp.	8,800	627,704
Target Corp.	2,500	303,000
Tesco PLC (United Kingdom)	81,069	509,521
Walmart, Inc.	18,930	2,352,620
Woolworths Group Ltd. (Australia)	12,301	310,628
		7,893,757
Containers & Packaging — 0.0%
Ball Corp.	1,200	70,932
Packaging Corp. of America	524	111,203
Smurfit Westrock PLC	1,800	71,730
		253,865
Distributors — 0.0%
LKQ Corp.	8,100	237,897

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Consumer Services — 0.0%
ADT, Inc.	84,000	$551,881
Pearson PLC (United Kingdom)	8,272	109,057
		660,938
Diversified REITs — 0.0%
Covivio SA (France)	2,501	149,468
GPT Group (The) (Australia)	64,166	202,959
Mirvac Group (Australia)	106,129	131,129
Stockland (Australia)	85,058	255,330
		738,886
Diversified Telecommunication Services — 0.2%
AT&T, Inc.(a)	20,400	591,396
Comcast Corp. (Class A Stock)	26,407	758,145
Deutsche Telekom AG (Germany)	33,908	1,265,557
Elisa OYJ (Finland)	3,308	161,134
HKT Trust & HKT Ltd. (Hong Kong), UTS	38,000	59,383
Koninklijke KPN NV (Netherlands)	20,248	112,855
Singapore Telecommunications Ltd. (Singapore)	16,800	64,687
Telia Co. AB (Sweden)	40,658	208,302
Telstra Group Ltd. (Australia)	148,979	549,972
Verizon Communications, Inc.	27,298	1,370,360
		5,141,791
Electric Utilities — 0.3%
Acciona SA (Spain)	135	35,500
American Electric Power Co., Inc.(a)	8,300	1,087,964
Chubu Electric Power Co., Inc. (Japan)	4,900	80,786
Constellation Energy Corp.	600	167,550
Duke Energy Corp.(a)	600	78,564
Elia Group SA/NV (Belgium)	513	78,796
Endesa SA (Spain)	4,796	200,008
Enel SpA (Italy)	111,030	1,213,872
Entergy Corp.	3,029	340,339
Exelon Corp.	8,100	397,062
Iberdrola SA (Spain)	24,838	568,645
Kansai Electric Power Co., Inc. (The) (Japan)	9,100	151,297
NextEra Energy, Inc.	15,537	1,443,077
NRG Energy, Inc.	1,500	219,210
Origin Energy Ltd. (Australia)	9,152	78,754
PG&E Corp.	41,400	727,398
Southern Co. (The)	13,681	1,320,490
Terna - Rete Elettrica Nazionale (Italy)	14,659	167,661
Xcel Energy, Inc.	3,143	249,680
		8,606,653
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	17,545	1,426,548
AMETEK, Inc.	2,800	600,208
Eaton Corp. PLC	2,638	943,534
Fujikura Ltd. (Japan)	12,600	346,526
GE Vernova, Inc.	1,500	1,309,350
Legrand SA (France)	1,868	290,202
Mitsubishi Electric Corp. (Japan)	19,200	627,976
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
NIDEC Corp. (Japan)	2,200	$27,936
nVent Electric PLC	5,800	686,024
Prysmian SpA (Italy)	537	63,415
Rockwell Automation, Inc.	900	322,992
Schneider Electric SE	2,713	738,971
Siemens Energy AG (Germany)	4,770	822,585
Vertiv Holdings Co. (Class A Stock)	1,100	275,638
Vestas Wind Systems A/S (Denmark)	5,565	167,901
		8,649,806
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	5,706	720,953
Avnet, Inc.	2,400	147,888
CDW Corp.	700	84,714
Cognex Corp.	1,500	73,485
Coherent Corp.*	800	190,568
Corning, Inc.	2,025	275,339
Halma PLC (United Kingdom)	5,311	271,025
Ibiden Co. Ltd. (Japan)	700	35,028
Keyence Corp. (Japan)	400	142,363
Keysight Technologies, Inc.*	2,800	790,636
Kyocera Corp. (Japan)	22,500	345,005
Littelfuse, Inc.	300	101,805
Murata Manufacturing Co. Ltd. (Japan)	6,000	134,623
TDK Corp. (Japan)	9,800	127,305
		3,440,737
Energy Equipment & Services — 0.1%
Baker Hughes Co.	9,171	559,890
Tenaris SA	9,315	272,299
Weatherford International PLC	6,700	633,686
		1,465,875
Entertainment — 0.2%
Netflix, Inc.*	17,300	1,663,395
Nintendo Co. Ltd. (Japan)	1,900	108,462
Roku, Inc.*	700	66,234
Spotify Technology SA*	600	290,946
Take-Two Interactive Software, Inc.*	300	59,250
Walt Disney Co. (The)	21,402	2,062,725
		4,251,012
Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	5,093	103,190
Berkshire Hathaway, Inc. (Class B Stock)*	6,100	2,923,120
Edenred SE (France)	2,123	42,288
Fidelity National Information Services, Inc.	17,100	802,161
Fiserv, Inc.*	1,900	106,020
Global Payments, Inc.	1,800	121,140
Industrivarden AB (Sweden) (Class A Stock)	724	36,060
Industrivarden AB (Sweden) (Class C Stock)	7,890	391,097
Investor AB (Sweden) (Class B Stock)	8,430	319,284
Mastercard, Inc. (Class A Stock)	6,540	3,267,776

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Financial Services (cont’d.)
ORIX Corp. (Japan)	12,200	$361,991
Visa, Inc. (Class A Stock)	4,500	1,360,080
		9,834,207
Food Products — 0.1%
Conagra Brands, Inc.	10,400	163,488
Darling Ingredients, Inc.*	4,300	265,955
General Mills, Inc.	18,500	688,570
Ingredion, Inc.	1,700	191,522
J.M. Smucker Co. (The)	1,900	183,236
Lamb Weston Holdings, Inc.	1,800	76,068
Lotus Bakeries NV (Belgium)	3	33,872
Magnum Ice Cream Co. NV (The) (Netherlands)*	2,241	32,978
Mondelez International, Inc. (Class A Stock)	7,016	404,402
Nestle SA	14,210	1,393,874
Orkla ASA (Norway)	12,860	161,839
WH Group Ltd. (Hong Kong), 144A	332,500	437,050
Yamazaki Baking Co. Ltd. (Japan)	8,100	181,060
		4,213,914
Gas Utilities — 0.0%
Naturgy Energy Group SA (Spain)	14,544	436,617
Osaka Gas Co. Ltd. (Japan)	5,400	218,724
Snam SpA (Italy)	54,832	415,376
Tokyo Gas Co. Ltd. (Japan)	1,000	47,096
		1,117,813
Ground Transportation — 0.1%
Canadian Pacific Kansas City Ltd. (Canada)	750	58,995
Central Japan Railway Co. (Japan)	2,300	59,803
CSX Corp.	15,700	644,485
Norfolk Southern Corp.	23	6,601
Uber Technologies, Inc.*	13,900	999,827
Union Pacific Corp.	1,574	381,884
		2,151,595
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	8,678	890,970
Alcon AG	1,363	103,030
Becton, Dickinson & Co.	522	82,074
Boston Scientific Corp.*	12,782	802,071
Coloplast A/S (Denmark) (Class B Stock)	540	36,784
Edwards Lifesciences Corp.*	6,169	494,014
EssilorLuxottica SA (France)	366	85,287
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	14,738	319,571
Globus Medical, Inc. (Class A Stock)*	1,800	155,088
Hoya Corp. (Japan)	5,500	953,482
IDEXX Laboratories, Inc.*	500	280,945
Intuitive Surgical, Inc.*	1,100	507,089
Medtronic PLC	17,118	1,483,275
Olympus Corp. (Japan)	3,000	28,582
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Smith & Nephew PLC (United Kingdom)	6,251	$99,041
Solventum Corp.*	1,100	71,830
Sonova Holding AG (Switzerland)	430	98,046
Stryker Corp.	1,430	469,884
Sysmex Corp. (Japan)	10,600	92,441
Terumo Corp. (Japan)	11,200	150,469
		7,203,973
Health Care Providers & Services — 0.2%
Cardinal Health, Inc.	3,300	697,323
Cencora, Inc.	157	49,320
Centene Corp.*	6,200	202,988
Cigna Group (The)	2,334	622,595
CVS Health Corp.	12,587	903,998
Fresenius Medical Care AG (Germany)	5,452	247,071
Fresenius SE & Co. KGaA (Germany)	4,118	213,707
McKesson Corp.	700	605,752
Quest Diagnostics, Inc.	545	106,809
Sonic Healthcare Ltd. (Australia)	3,012	42,797
Tenet Healthcare Corp.*	1,000	188,710
UnitedHealth Group, Inc.	4,650	1,258,243
		5,139,313
Health Care REITs — 0.0%
Ventas, Inc.	6,697	547,681
Health Care Technology — 0.0%
M3, Inc. (Japan)	2,400	24,634
Veeva Systems, Inc. (Class A Stock)*	500	87,830
		112,464
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	26,900	515,404
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA (Spain)	2,079	118,879
Aramark	12,000	486,480
Aristocrat Leisure Ltd. (Australia)	7,059	224,372
Booking Holdings, Inc.	332	1,397,826
Chipotle Mexican Grill, Inc.*	22,796	729,700
Compass Group PLC (United Kingdom)	5,682	158,533
DoorDash, Inc. (Class A Stock)*	854	128,228
Evolution AB (Sweden), 144A	1,200	75,418
Expedia Group, Inc.	2,100	484,869
Galaxy Entertainment Group Ltd. (Macau)	23,000	103,957
InterContinental Hotels Group PLC	209	27,562
Lottery Corp. Ltd. (The) (Australia)	23,100	86,268
Marriott International, Inc. (Class A Stock)	370	121,016
McDonald’s Corp.	4,687	1,456,673
Sodexo SA (France)	1,595	81,875
Viking Holdings Ltd.*	6,300	462,924
Yum! Brands, Inc.	2,102	326,819
		6,471,399

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables — 0.1%
Cairn Homes PLC (Ireland)	67,048	$164,875
Lennar Corp. (Class A Stock)	800	69,472
Panasonic Holdings Corp. (Japan)	18,800	315,302
Sony Group Corp. (Japan)	40,500	844,131
Toll Brothers, Inc.	2,600	354,822
		1,748,602
Household Products — 0.1%
Church & Dwight Co., Inc.	800	74,656
Colgate-Palmolive Co.(a)	8,700	741,501
Essity AB (Sweden) (Class B Stock)	1,999	51,520
Henkel AG & Co. KGaA (Germany)	635	45,612
Procter & Gamble Co. (The)(a)	6,989	1,009,491
Reckitt Benckiser Group PLC (United Kingdom)	3,119	209,723
		2,132,503
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	5,664	381,067
Industrial Conglomerates — 0.1%
3M Co.	2,310	335,481
CK Hutchison Holdings Ltd. (United Kingdom)	33,000	253,309
Hikari Tsushin, Inc. (Japan)	100	25,441
Hitachi Ltd. (Japan)	24,200	709,919
Honeywell International, Inc.	2,600	587,678
Jardine Matheson Holdings Ltd. (Indonesia)	1,700	122,202
Keppel Ltd. (Singapore)	12,200	112,389
Siemens AG (Germany)	4,965	1,209,643
		3,356,062
Industrial REITs — 0.1%
Prologis, Inc.	11,169	1,476,318
Segro PLC (United Kingdom)	18,373	157,504
		1,633,822
Insurance — 0.5%
Admiral Group PLC (United Kingdom)	2,296	96,032
Aegon Ltd.	51,610	377,436
Ageas SA/NV (Belgium)	2,634	193,897
AIA Group Ltd. (Hong Kong)	63,400	704,458
Allianz SE (Germany)	1,805	762,285
Allstate Corp. (The)(a)	3,400	704,956
American International Group, Inc.	6,400	481,600
Aon PLC (Class A Stock)	1,049	338,596
Arthur J. Gallagher & Co.	3,191	691,107
ASR Nederland NV (Netherlands)	4,869	335,215
Assurant, Inc.	300	65,343
AXA SA (France)	29,914	1,374,595
Chubb Ltd.	3,054	995,390
Daiichi Life Group, Inc. (Japan)	14,600	134,641
Kemper Corp.	4,400	134,464
Marsh & McLennan Cos., Inc.	5,500	953,975
MetLife, Inc.	12,900	912,288
MS&AD Insurance Group Holdings, Inc. (Japan)	7,400	193,107
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,092	$689,643
NN Group NV (Netherlands)	6,847	534,723
Phoenix Financial Ltd. (Israel)	2,246	119,923
Progressive Corp. (The)	2,763	547,737
Prudential PLC (Hong Kong)	26,289	365,499
QBE Insurance Group Ltd. (Australia)	46,282	682,972
Sompo Holdings, Inc. (Japan)	700	27,250
Standard Life PLC (United Kingdom)	14,232	128,892
Swiss Re AG	1,084	182,087
Talanx AG (Germany)	1,647	204,372
Tokio Marine Holdings, Inc. (Japan)	8,100	380,222
Travelers Cos., Inc. (The)	404	117,839
Unipol Assicurazioni SpA (Italy)	9,921	230,467
Zurich Insurance Group AG (Switzerland)	327	231,130
		13,892,141
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)	28,329	8,146,287
Alphabet, Inc. (Class C Stock)	20,178	5,788,261
Diamond Sports Group LLC*(x)	17,132	3,221
LY Corp. (Japan)	76,400	184,211
Meta Platforms, Inc. (Class A Stock)	11,135	6,370,668
Scout24 SE (Germany), 144A	1,442	111,262
		20,603,910
IT Services — 0.1%
Accenture PLC (Class A Stock)	4,723	936,524
Capgemini SE (France)	2,568	303,020
Cognizant Technology Solutions Corp. (Class A Stock)	13,600	834,360
Fujitsu Ltd. (Japan)	9,700	198,371
GoDaddy, Inc. (Class A Stock)*	2,600	214,942
International Business Machines Corp.	1,885	456,905
MongoDB, Inc.*	700	171,339
NEC Corp. (Japan)	11,000	273,714
Nomura Research Institute Ltd. (Japan)	2,000	54,735
Obic Co. Ltd. (Japan)	6,000	145,629
Otsuka Corp. (Japan)	15,400	294,829
TIS, Inc. (Japan)	7,800	166,775
		4,051,143
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	4,700	115,951
Hasbro, Inc.	2,500	234,000
		349,951
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	1,100	125,378
Danaher Corp.	7,313	1,386,545
Eurofins Scientific SE (Luxembourg)	962	70,196
Lonza Group AG (Switzerland)	137	87,888
Thermo Fisher Scientific, Inc.	900	442,377

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
West Pharmaceutical Services, Inc.	600	$150,384
		2,262,768
Machinery — 0.4%
Alstom SA (France)*	13,241	378,669
Atlas Copco AB (Sweden) (Class A Stock)	3,282	57,917
Atlas Copco AB (Sweden) (Class B Stock)	9,591	149,929
Caterpillar, Inc.	2,300	1,629,458
Crane Co.	3,800	649,800
Cummins, Inc.	1,500	807,030
Daifuku Co. Ltd. (Japan)	1,700	60,025
Daimler Truck Holding AG (Germany)	912	44,912
Deere & Co.	1,594	897,900
Dover Corp.	1,396	290,996
Ebara Corp. (Japan)	900	25,477
Epiroc AB (Sweden) (Class A Stock)	1,261	31,042
Epiroc AB (Sweden) (Class B Stock)	2,346	50,255
FANUC Corp. (Japan)	4,200	146,399
Flowserve Corp.	900	66,159
IHI Corp. (Japan)	1,900	39,203
Knorr-Bremse AG (Germany)	240	27,420
Kubota Corp. (Japan)	15,400	246,788
Lincoln Electric Holdings, Inc.	1,800	448,344
Makita Corp. (Japan)	2,800	92,026
Metso OYJ (Finland)	18,662	323,418
MINEBEA MITSUMI, Inc. (Japan)	11,300	187,638
Mitsubishi Heavy Industries Ltd. (Japan)	20,100	552,281
Parker-Hannifin Corp.	900	805,716
Rational AG (Germany)	33	24,211
Sandvik AB (Sweden)	18,438	708,791
Schindler Holding AG (Switzerland)	144	45,353
SMC Corp. (Japan)	600	235,979
Toro Co. (The)	2,300	214,912
VAT Group AG (Switzerland), 144A	247	154,089
Volvo AB (Sweden) (Class B Stock)	936	30,775
Wartsila OYJ Abp (Finland)	8,473	315,602
Xylem, Inc.	600	71,700
Yangzijiang Shipbuilding Holdings Ltd. (China)	70,500	209,413
		10,019,627
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class A Stock)	17	41,625
AP Moller - Maersk A/S (Class B Stock)	32	79,932
Nippon Yusen KK (Japan)	3,800	139,592
SITC International Holdings Co. Ltd. (China)	62,000	271,469
		532,618
Media — 0.0%
Fox Corp. (Class A Stock)	2,200	128,480
Publicis Groupe SA (France)	2,418	200,137
Sirius XM Holdings, Inc.	12,200	281,576
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
Versant Media Group, Inc.*	8,500	$314,670
WPP PLC (United Kingdom)	27,962	87,450
		1,012,313
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	2,417	103,775
Antofagasta PLC (Chile)	610	27,355
ArcelorMittal SA (Luxembourg)	3,115	161,549
BHP Group Ltd. (Australia)	37,226	1,346,931
Boliden AB (Sweden)*	2,293	120,203
Endeavour Mining PLC (Ivory Coast)	1,188	71,577
Evolution Mining Ltd. (Australia)	31,776	286,134
Fortescue Ltd. (Australia)	22,443	320,702
Freeport-McMoRan, Inc.	13,900	817,042
Glencore PLC (Australia)*	86,329	653,845
JFE Holdings, Inc. (Japan)	8,300	97,170
JX Advanced Metals Corp. (Japan)	11,300	250,451
Lynas Rare Earths Ltd. (Australia)*	6,650	90,290
Newmont Corp.	6,000	649,500
Nippon Steel Corp. (Japan)	15,000	55,313
Northern Star Resources Ltd. (Australia)	7,369	107,122
Nucor Corp.	3,100	524,210
Rio Tinto Ltd. (Australia)	2,284	259,493
Rio Tinto PLC (Australia)	8,364	775,959
South32 Ltd. (Australia)	15,081	45,665
Sumitomo Metal Mining Co. Ltd. (Japan)	900	52,383
Valterra Platinum Ltd. (South Africa)	277	22,760
		6,839,429
Multi-Utilities — 0.1%
CMS Energy Corp.	2,052	159,194
Dominion Energy, Inc.	4,235	261,808
DTE Energy Co.	3,200	467,904
E.ON SE (Germany)	33,408	731,684
Engie SA (France)	20,867	672,490
National Grid PLC (United Kingdom)	17,065	288,059
Sempra	7,100	689,907
		3,271,046
Office REITs — 0.0%
Gecina SA (France)	1,378	108,726
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway)	4,420	163,403
Antero Midstream Corp.	23,700	540,360
BP PLC	45,800	358,468
Cenovus Energy, Inc. (Canada)	18,680	495,770
Chevron Corp.	9,967	2,062,172
ConocoPhillips	16,192	2,137,344
Devon Energy Corp.	8,200	412,624
Diamondback Energy, Inc.	400	79,116
ENEOS Holdings, Inc. (Japan)	50,000	450,507
Eni SpA (Italy)	17,838	507,202
EOG Resources, Inc.	3,316	479,394
Equinor ASA (Norway)	1,059	45,118
Exxon Mobil Corp.	19,100	3,240,506

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Galp Energia SGPS SA (Portugal)	11,603	$278,212
Idemitsu Kosan Co. Ltd. (Japan)	24,600	241,511
Inpex Corp. (Japan)	6,400	189,309
LUKOIL PJSC (Russia)*^	3,042	—
Marathon Petroleum Corp.	1,000	244,180
Neste OYJ (Finland)	2,016	65,515
Ovintiv, Inc.	1,700	100,912
Phillips 66	3,600	655,848
Repsol SA (Spain)	2,600	73,186
Shell PLC	52,746	2,442,933
TotalEnergies SE (France)	9,635	884,244
Williams Cos., Inc. (The)	7,900	574,962
Woodside Energy Group Ltd. (Australia)	10,564	250,763
		16,973,559
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	2,500	166,200
Deutsche Lufthansa AG (Germany)	13,736	116,973
International Consolidated Airlines Group SA (United Kingdom)	38,938	184,812
Japan Airlines Co. Ltd. (Japan)	5,000	81,632
Qantas Airways Ltd. (Australia)	45,909	269,681
Ryanair Holdings PLC (Italy)	1,773	49,913
United Airlines Holdings, Inc.*	4,400	405,108
		1,274,319
Personal Care Products — 0.0%
Kao Corp. (Japan)	3,100	121,145
L’Oreal SA (France)	573	233,951
Shiseido Co. Ltd. (Japan)	9,300	190,001
Unilever PLC (United Kingdom) (XLON)	9,282	509,576
Unilever PLC (United Kingdom) (XAMS)	5,573	314,649
		1,369,322
Pharmaceuticals — 0.7%
Astellas Pharma, Inc. (Japan)	25,700	418,957
AstraZeneca PLC (United Kingdom)	8,994	1,758,687
Bayer AG (Germany)	8,056	372,817
Bristol-Myers Squibb Co.	6,431	390,040
Chugai Pharmaceutical Co. Ltd. (Japan)	3,200	176,475
Daiichi Sankyo Co. Ltd. (Japan)	6,300	112,711
Eli Lilly & Co.	4,011	3,689,197
Galderma Group AG (Switzerland)	965	189,655
GSK PLC	22,590	622,252
Haleon PLC	25,161	124,522
Hikma Pharmaceuticals PLC (United Kingdom)	1,394	23,413
Ipsen SA (France)	1,953	364,984
Johnson & Johnson	12,909	3,155,476
Kyowa Kirin Co. Ltd. (Japan)	3,600	58,918
Merck & Co., Inc.	10,843	1,304,304
Novartis AG	10,646	1,634,102
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	18,319	$670,375
Orion OYJ (Finland) (Class B Stock)	2,482	200,611
Otsuka Holdings Co. Ltd. (Japan)	400	28,388
Pfizer, Inc.	30,100	845,208
Roche Holding AG	4,128	1,647,447
Sandoz Group AG (Switzerland)	3,227	252,838
Sanofi SA	12,524	1,209,441
Shionogi & Co. Ltd. (Japan)	8,100	179,180
Takeda Pharmaceutical Co. Ltd. (Japan)	11,100	408,790
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,500	105,420
UCB SA (Belgium)	549	165,412
		20,109,620
Professional Services — 0.1%
Booz Allen Hamilton Holding Corp.	2,100	163,863
Clarivate PLC*(a)	216,000	546,480
Computershare Ltd. (Australia)	8,855	174,642
Concentrix Corp.(a)	11,400	311,904
Genpact Ltd.	1,900	70,775
Jacobs Solutions, Inc.	600	76,368
ManpowerGroup, Inc.	5,100	150,246
Recruit Holdings Co. Ltd. (Japan)	7,800	339,846
RELX PLC (United Kingdom)	3,620	118,600
Teleperformance SE (France)	2,167	127,339
		2,080,063
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	1,100	149,006
CK Asset Holdings Ltd. (Hong Kong)	8,000	45,774
Daito Trust Construction Co. Ltd. (Japan)	5,100	119,514
Daiwa House Industry Co. Ltd. (Japan)	9,700	304,318
Jones Lang LaSalle, Inc.*	2,100	639,072
LEG Immobilien SE (Germany)	3,539	231,174
Mitsubishi Estate Co. Ltd. (Japan)	900	24,981
Mitsui Fudosan Co. Ltd. (Japan)	8,800	93,812
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	49,953
Swiss Prime Site AG (Switzerland)	325	55,028
Vonovia SE (Germany)	13,031	325,937
		2,038,569
Residential REITs — 0.0%
AvalonBay Communities, Inc.	389	63,543
Equity Residential	3,200	189,280
		252,823
Retail REITs — 0.0%
Klepierre SA (France)	2,701	101,401
Realty Income Corp.	3,800	232,484
Scentre Group (Australia)	89,893	207,413
Unibail-Rodamco-Westfield (France)	1,265	139,562

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Vicinity Ltd. (Australia)	118,794	$193,799
		874,659
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	4,600	935,778
Advantest Corp. (Japan)	6,000	828,040
Analog Devices, Inc.	4,211	1,339,688
Applied Materials, Inc.	3,000	1,025,370
ASM International NV (Netherlands)	300	227,386
ASML Holding NV (Netherlands) (XAMS)	2,252	2,994,612
ASML Holding NV (Netherlands) (XNGS)	191	252,279
BE Semiconductor Industries NV (Netherlands)	408	87,391
Broadcom, Inc.	22,265	6,891,240
Disco Corp. (Japan)	400	163,033
Infineon Technologies AG (Germany)	4,776	216,669
Intel Corp.*	7,400	326,562
Kioxia Holdings Corp. (Japan)*	2,100	274,260
KLA Corp.	220	323,930
Lam Research Corp.	8,213	1,754,790
Lasertec Corp. (Japan)	200	44,515
Marvell Technology, Inc.	3,600	356,580
Microchip Technology, Inc.	8,000	516,880
Micron Technology, Inc.	6,662	2,250,690
Nova Ltd. (Israel)*	202	89,205
NVIDIA Corp.	105,916	18,471,750
NXP Semiconductors NV (Netherlands)(a)	3,501	689,207
QUALCOMM, Inc.	3,400	437,852
Renesas Electronics Corp. (Japan)	13,900	198,731
STMicroelectronics NV (Singapore)	7,031	239,255
Teradyne, Inc.	2,300	681,858
Texas Instruments, Inc.	2,662	516,801
Tokyo Electron Ltd. (Japan)	2,200	546,592
		42,680,944
Software — 0.8%
Adobe, Inc.*	4,000	972,320
AppLovin Corp. (Class A Stock)*	500	199,000
Autodesk, Inc.*	4,000	957,600
Cadence Design Systems, Inc.*	300	83,361
Check Point Software Technologies Ltd. (Israel)*	1,700	242,845
Dynatrace, Inc.*	2,600	96,148
Fortinet, Inc.*	5,000	408,600
Gen Digital, Inc.	8,900	167,587
Intuit, Inc.(a)	2,944	1,272,927
Microsoft Corp.	34,281	12,689,798
Nice Ltd. (Israel)*	364	40,189
Oracle Corp.	7,601	1,118,183
Oracle Corp. (Japan)	400	21,777
Palantir Technologies, Inc. (Class A Stock)*	4,400	643,632
Roper Technologies, Inc.	600	212,316
Salesforce, Inc.(a)	3,400	634,678
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
SAP SE (Germany)	4,531	$772,457
ServiceNow, Inc.*	5,522	577,325
Trend Micro, Inc. (Japan)	3,100	103,343
Zoom Communications, Inc.*	8,700	699,393
		21,913,479
Specialized REITs — 0.1%
American Tower Corp.	4,794	827,349
Equinix, Inc.	100	98,024
Iron Mountain, Inc.	700	71,498
Public Storage	700	189,616
VICI Properties, Inc.	27,100	740,372
Weyerhaeuser Co.	3,000	73,290
		2,000,149
Specialty Retail — 0.2%
AutoNation, Inc.*	2,300	449,098
AutoZone, Inc.*	92	310,756
Avolta AG (Switzerland)*	1,443	86,517
Best Buy Co., Inc.	1,100	70,620
Fast Retailing Co. Ltd. (Japan)	1,000	395,107
Five Below, Inc.*	1,000	228,480
Home Depot, Inc. (The)	2,975	978,448
Industria de Diseno Textil SA (Spain)	6,797	395,645
JD Sports Fashion PLC (United Kingdom)	101,838	96,589
Kingfisher PLC (United Kingdom)	77,241	293,696
Lowe’s Cos., Inc.(a)	7,040	1,663,411
Ross Stores, Inc.	4,000	866,520
TJX Cos., Inc. (The)	5,529	882,981
Ulta Beauty, Inc.*	400	209,084
		6,926,952
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	65,154	16,535,434
Canon, Inc. (Japan)	4,800	133,187
FUJIFILM Holdings Corp. (Japan)	5,300	100,995
Hewlett Packard Enterprise Co.	10,579	251,886
Logitech International SA (Switzerland)	1,734	161,027
Sandisk Corp.*	800	508,272
Seagate Technology Holdings PLC	449	175,900
Western Digital Corp.	4,073	1,101,706
		18,968,407
Textiles, Apparel & Luxury Goods — 0.1%
Amer Sports, Inc. (Finland)*	2,700	88,884
Asics Corp. (Japan)	20,000	537,702
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,889	686,666
Deckers Outdoor Corp.*	1,300	130,117
LVMH Moet Hennessy Louis Vuitton SE (France)	1,085	593,115
NIKE, Inc. (Class B Stock)	570	30,107
Pandora A/S (Denmark)	1,065	76,120
Ralph Lauren Corp.	600	206,394

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	1,800	$253,998
		2,603,103
Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	12,947	751,687
Imperial Brands PLC (United Kingdom)	16,462	667,498
Japan Tobacco, Inc. (Japan)	2,800	107,419
Philip Morris International, Inc.	8,317	1,375,133
		2,901,737
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)	2,300	315,514
Bunzl PLC (United Kingdom)	1,261	37,963
Ferguson Enterprises, Inc.	845	196,757
ITOCHU Corp. (Japan)	40,700	517,724
Marubeni Corp. (Japan)	7,700	281,681
Mitsubishi Corp. (Japan)	30,400	1,042,901
Mitsui & Co. Ltd. (Japan)	13,400	517,946
Sumitomo Corp. (Japan)	5,300	198,321
Sunbelt Rentals Holdings, Inc.	1,649	105,192
Toyota Tsusho Corp. (Japan)	2,300	89,141
United Rentals, Inc.	376	273,938
W.W. Grainger, Inc.	300	327,243
WESCO International, Inc.	900	246,258
		4,150,579
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	4,698	138,992
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	52,326	241,293
KDDI Corp. (Japan)	11,100	188,997
SoftBank Group Corp. (Japan)	19,200	467,515
Tele2 AB (Sweden) (Class B Stock)	8,255	170,858
Vodafone Group PLC (United Kingdom)	493,071	743,724
		1,812,387

Total Common Stocks (cost $348,397,217)		410,370,934
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	333	30,653
Porsche Automobil Holding SE (Germany) (PRFC)	944	34,567
Volkswagen AG (Germany) (PRFC)	1,178	120,501
		185,721
Banks — 0.0%
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31(oo)	11,440	281,996
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,121	318,344
	Shares	Value

Preferred Stocks (continued)
Insurance — 0.0%
MetLife, Inc., Series E, 5.625%, Maturing 04/30/26(oo)	3,271	$73,401

Total Preferred Stocks (cost $892,999)		859,462
Unaffiliated Exchange-Traded Funds — 13.0%
Dimensional Core Fixed Income ETF	517,595	21,852,861
Dimensional International Core Equity Market ETF	335,369	13,065,976
Dimensional US Equity Market ETF	2,372,444	168,230,004
iShares Core MSCI EAFE ETF	41,957	3,798,367
iShares Core S&P 500 ETF	89,239	58,291,807
iShares JP Morgan USD Emerging Markets Bond ETF	29,761	2,795,451
iShares MSCI EAFE ETF	52,346	5,084,367
iShares Russell 1000 Growth ETF	67,337	28,712,497
iShares Russell 1000 Value ETF	227,817	48,677,658
SPDR Gold MiniShares Trust*	56,378	5,225,677
Vanguard Dividend Appreciation ETF	63,979	13,759,324

Total Unaffiliated Exchange-Traded Funds (cost $358,813,567)		369,493,989

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	32,045	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.5%
Automobiles — 0.1%
American Credit Acceptance Receivables Trust,
Series 2026-01, Class C, 144A
4.550%	01/12/33	269	268,139
Series 2026-01, Class D, 144A
5.100%	01/12/33	248	246,157
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	304,967
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	50	49,884
Series 2025-04, Class D
5.410%	08/15/31	50	50,085
Series 2026-01, Class C
4.440%	11/17/31	114	113,045
Series 2026-01, Class D
4.990%	11/17/31	143	141,378
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	67	66,936

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		238	$236,664
Series 2026-01A, Class C
4.400%	05/17/32		108	106,630
Series 2026-01A, Class D
5.000%	05/17/32		214	211,875
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	205,901
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	400,491
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31		131	130,310
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	100,980
Series 2025-03, Class C
4.680%	09/15/31		82	82,117
Series 2026-01, Class C
4.260%	04/15/32		197	194,439
				2,909,998
Collateralized Loan Obligations — 7.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.199%(c)	07/22/37		6,000	5,999,008
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.786%(c)	04/15/32	EUR	2,260	2,613,397
Series 20A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.286%(c)	10/15/38	EUR	8,750	10,113,688
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.668%(c)	07/20/37		10,000	10,015,001
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.186%(c)	04/15/39	EUR	250	287,561
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.808%(c)	01/24/37		10,250	10,221,421
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	04/20/37		3,500	3,496,768
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.216%(c)	10/15/37	EUR	8,100	9,337,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.558%(c)	01/25/37		7,250	$7,252,825
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/17/37		13,000	13,004,648
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.072%(c)	04/15/34		2,479	2,479,071
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.109%(c)	10/20/31		4	3,897
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.624%(c)	05/24/38	EUR	7,500	8,687,824
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	3,750	4,323,574
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.666%(c)	07/15/31	EUR	1,241	1,432,587
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
5.418%(c)	01/20/38		6,750	6,748,630
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.372%(c)	01/15/38		7,000	7,008,405
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
3.574%(c)	05/15/37	EUR	12,000	13,902,982
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.911%(c)	10/12/30		191	191,263
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.246%(c)	07/20/38	EUR	6,650	7,650,653
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
5.768%(c)	07/20/37		5,000	5,010,019
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.406%(c)	01/15/38	EUR	7,000	8,083,241

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.366%(c)	07/15/38	EUR	250	$288,922
Series 2026-01A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.399%(c)	04/15/39	EUR	250	287,898
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
5.779%(c)	07/20/34		806	803,278
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/17/37		12,500	12,505,840
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.176%(c)	04/15/40	EUR	250	287,379
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
4.893%(c)	04/16/31		62	61,452
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	10/15/38	EUR	5,000	5,749,745
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	01/20/36		2,900	2,900,834
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.880%(c)	07/25/34	EUR	4,550	5,237,863
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.666%(c)	04/15/37	EUR	8,000	9,245,444
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37		7,000	6,989,435
Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.030%(c)	03/18/38		6,750	6,753,319
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.316%(c)	01/15/39	EUR	6,500	7,501,788
Voya Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.188%(c)	03/16/38	EUR	6,750	7,806,349
				204,283,587
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans — 0.1%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		147	$147,277
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52		281	278,945
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60		92	92,043
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	244,787
Series 2025-02A, Class A, 144A
4.780%	10/20/34		330	329,234
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		179	176,910
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	816,228
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	209,738
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	102,683
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,263
Oportun Issuance Trust,
Series 2026-A, Class A, 144A
4.320%	01/09/34		276	274,571
				2,878,679
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.914%(c)	03/15/32	GBP	500	663,792
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	05/25/34		19	18,427
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.293%(c)	03/25/43		10	9,835
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A
4.899%(cc)	05/25/56		96	94,706
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	08/25/33		13	14,079
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44		317	317,182
Series 2025-CES11, Class A1A, 144A
4.966%(cc)	11/25/55		237	235,476

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2025-CES12, Class A1A, 144A
5.027%(cc)	11/25/55	190	$188,724
Series 2026-CES02, Class A1A, 144A
4.762%(cc)	02/25/56	777	768,690
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	51	51,552
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	163	162,454
			1,861,125
Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	90	89,322
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	150	146,761
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	280	264,734
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	162	156,508
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	65	65,242
			722,567
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.393%(c)	02/25/34	5	4,713
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.872%(c)	10/25/34	11	10,919
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.843%(c)	11/25/34	—(r)	119
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
4.698%(c)	01/25/35	10	9,440
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.733%(c)	09/25/34	35	37,556
			62,747
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	36	35,652
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		72	$69,416
				105,068

Total Asset-Backed Securities (cost $216,000,402)				213,487,563
Commercial Mortgage-Backed Securities — 0.9%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		101	99,905
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57		850	866,072
Series 2024-05YR8, Class A3
5.884%	08/15/57		800	829,475
Series 2025-05YR14, Class A3
5.646%	04/15/58		1,260	1,301,847
Series 2025-05YR15, Class A3
5.452%	07/15/58		1,450	1,485,958
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		325	310,685
Series 2024-05C29, Class A3
5.208%	09/15/57		400	407,107
Series 2025-5C34, Class A3
5.659%	05/15/58		790	816,222
Series 2025-5C36, Class A3
5.517%	08/15/58		1,550	1,596,802
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		480	492,402
Series 2024-V10, Class A3
5.277%	09/15/57		650	661,643
Series 2025-V16, Class A3
5.439%(cc)	08/15/58		450	461,919
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.223%(c)	06/15/42		400	398,724
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		375	387,166
Series 2024-05C6, Class A3
5.316%	09/15/57		950	966,799
Series 2025-5C11, Class A3
5.669%	07/15/58		1,550	1,601,626
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.178%(c)	11/15/41	CAD	331	239,501
Series 2026-VLT09, Class A, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.373%(c)	03/15/45		450	447,822

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	450	$424,860
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.318%(c)	10/18/42	200	199,827
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	334	328,124
CENT,
Series 2025-CITY, Class A, 144A
4.920%(cc)	07/10/40	450	453,227
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	204	203,620
Series 2016-C07, Class A2
3.585%	12/10/54	326	323,211
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50	308	303,524
Series 2019-GC41, Class A4
2.620%	08/10/56	375	351,499
Commercial Mortgage Trust,
Series 2018-COR03, Class A2
3.961%	05/10/51	550	542,749
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	125	114,455
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	285	281,891
Series 2018-CX12, Class A3
3.959%	08/15/51	265	262,403
Series 2019-C17, Class A4
2.763%	09/15/52	145	137,341
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 144A
4.764%(cc)	11/10/41	650	648,275
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42	280	275,154
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	236	235,625
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.725%(cc)	07/25/31	14,987	494,309
Series K736, Class X1, IO
1.257%(cc)	07/25/26	76	104
Series K741, Class X1, IO
0.538%(cc)	12/25/27	200	1,601
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	59	56,682
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	195	$180,168
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	255	249,019
SLG Office Trust,
Series 2026-OMA, Class A, 144A
4.965%(cc)	04/15/41	550	550,109
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51	435	429,870
Series 2019-C16, Class A3
3.344%	04/15/52	375	366,953
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50	299	295,143
Series 2019-C52, Class A4
2.643%	08/15/52	231	218,768
Series 2024-5C1, Class A3
5.928%	07/15/57	900	930,721
Series 2025-5C5, Class A3
5.590%	07/15/58	1,750	1,804,938

Total Commercial Mortgage-Backed Securities (cost $24,423,727)			24,035,845
Corporate Bonds — 7.7%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31	820	779,439
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/29	45	46,669
			826,108
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	7	6,674
5.750%	04/20/29	1,340	1,328,958
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	458	457,475
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31	560	548,451
			2,341,558
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31	200	183,965

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	$341,533
3.500%	06/27/31	EUR	700	787,436
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	564,660
4.750%	01/15/43		12	9,057
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		900	838,503
4.950%	05/28/27		200	199,928
4.970%	04/06/29		400	395,042
5.730%	09/05/30		200	199,848
5.850%	05/17/27		315	317,313
6.800%	05/12/28		575	592,355
7.200%	06/10/30		200	210,483
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		377	385,641
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	184,103
4.875%	11/01/27		195	195,837
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	888,146
5.493%(ff)	11/15/30(oo)	EUR	100	115,007
				6,224,892
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	51,125
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	321,536
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		95	96,382
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		150	150,187
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,100	2,096,822
				2,716,052
Banks — 1.6%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	300	329,265
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	400	420,632
1.375%	07/05/32	EUR	100	101,378
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	$790,861
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	584,811
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	233,281
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	117,261
5.500%(ff)	09/08/29	EUR	100	120,784
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	463,337
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	109,838
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	108,055
3.875%	03/13/35	EUR	100	115,049
4.000%	03/13/32	EUR	100	117,982
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		91	91,187
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		545	485,167
5.045%(ff)	02/06/37		35	34,531
5.162%(ff)	01/24/31		340	346,417
Sub. Notes
3.846%(ff)	03/08/37		58	53,687
5.518%(ff)	10/25/35		235	235,091
5.744%(ff)	02/12/36		275	279,775
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	200	226,880
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	147,255
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	100	137,588
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		450	456,796
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	206,623
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	735,577
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	455,546
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		920	946,324
6.714%(ff)	10/19/29		390	408,185

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
5.417%(ff)	01/13/37		250	$243,028
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	113,651
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.840%(ff)	09/13/34		200	217,096
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		410	420,571
Sub. Notes, EMTN
4.000%(ff)	03/05/37	EUR	200	225,511
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		400	397,116
5.750%	05/05/26		600	600,908
5.875%	04/30/29		600	626,213
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		470	420,588
3.493%(ff)	10/22/34	EUR	600	665,477
3.980%(ff)	03/20/30		135	132,850
4.412%(ff)	03/31/31		428	422,744
4.503%(ff)	09/11/31		94	92,876
4.542%(ff)	09/19/30		588	585,976
5.174%(ff)	02/13/30		90	91,382
5.449%(ff)	06/11/35		10	10,138
Sub. Notes
5.827%(ff)	02/13/35		80	81,014
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		900	910,459
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	500	578,850
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	117,319
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	271,146
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	259,955
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		250	244,220
Sub. Notes, 144A, MTN
4.000%(ff)	01/10/33		500	491,488
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		400	410,425
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	119,758
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	329,521
4.725%(ff)	02/06/32		150	147,857
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.950%(ff)	08/04/31		150	$149,478
4.999%(ff)	09/11/30		525	526,533
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	700	792,856
Sub. Notes
7.079%(ff)	02/10/34		260	277,080
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	400	460,306
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	950	585,493
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.566%(ff)	04/29/32		140	137,389
Fifth Third Bank NA,
Sr. Unsec’d. Notes
4.967%(ff)	01/28/28		450	451,599
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	195,191
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.120%	02/20/31	EUR	200	222,212
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	700,823
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		385	378,963
Sr. Unsec’d. Notes
4.369%(ff)	10/21/31		320	313,731
4.516%(ff)	01/21/32(a)		366	360,516
4.692%(ff)	10/23/30		465	465,358
5.049%(ff)	07/23/30		135	136,573
5.065%(ff)	01/21/37		120	117,496
5.207%(ff)	01/28/31		110	111,798
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		220	200,750
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	307,369
3.000%(ff)	07/22/28	GBP	800	1,027,537
4.619%(ff)	11/06/31		425	418,414
5.130%(ff)	11/19/28		400	402,306
5.546%(ff)	03/04/30		210	215,118
Sub. Notes, EMTN
4.191%(ff)	05/19/36	EUR	200	228,544
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
5.500%(ff)	03/01/28(oo)	EUR	250	288,211
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	300	346,052
Sr. Preferred Notes, 144A
6.625%	06/20/33		270	291,891

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32		430	$382,448
2.739%(ff)	10/15/30		130	122,448
4.603%(ff)	10/22/30		225	225,437
5.012%(ff)	01/23/30		550	557,682
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	200,926
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	132,912
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	269,247
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		10	10,605
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)		516	520,538
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		39	40,863
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		48	47,594
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		560	566,889
Morgan Stanley,
Sr. Unsec’d. Notes
4.238%(ff)	01/09/30		120	118,752
4.493%(ff)	01/16/32		175	172,124
4.654%(ff)	10/18/30		845	844,378
5.073%(ff)	01/30/37		152	148,874
5.230%(ff)	01/15/31		75	76,170
Sr. Unsec’d. Notes, EMTN
0.000%(c)	04/02/32		200	145,500
Sr. Unsec’d. Notes, GMTN
3.749%(ff)	11/07/36	EUR	600	665,964
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	197,736
5.250%(ff)	04/21/34		55	55,181
5.424%(ff)	07/21/34		65	65,902
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		224	219,582
Sub. Notes
5.314%(ff)	01/18/41		70	67,539
5.948%(ff)	01/19/38		154	157,841
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	556,287
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	249,144
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	865,440
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	$84,724
5.373%(ff)	07/21/36		30	30,235
Sub. Notes
5.423%(ff)	01/25/41		55	53,974
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	372,610
Royal Bank of Canada (Canada),
Jr. Sub. Notes
6.500%(ff)	05/24/86		400	389,016
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		415	415,279
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	470	540,690
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		442	395,970
5.400%(ff)	04/10/37		310	298,926
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	207,360
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		415	418,071
5.545%(ff)	01/21/29		210	212,856
7.018%(ff)	02/08/30		200	212,158
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	591,002
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36		180	174,355
5.711%(ff)	01/24/35		35	36,078
5.867%(ff)	06/08/34(a)		55	57,245
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	350	398,177
3.319%	03/05/29	EUR	690	801,598
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	800	928,564
5.678%(ff)	01/23/35		25	25,814
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	212,040
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	196,268
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	300	356,740
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	118,430

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.960%(ff)	01/23/37		80	$77,937
5.150%(ff)	04/23/31		397	403,740
5.244%(ff)	01/24/31		460	468,805
5.499%(ff)	01/23/35		60	61,051
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		295	270,651
5.557%(ff)	07/25/34		36	36,865
				44,728,119
Beverages — 0.0%
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
3.881%	03/26/30	EUR	300	344,426
5.700%	03/26/36		38	37,712
6.625%	03/26/56		41	40,599
				422,737
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.850%	02/19/36		74	72,672
5.750%	03/02/63		28	26,911
				99,583
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	239,261
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	883,325
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		600	407,263
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		555	564,113
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		70	71,103
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		875	868,742
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	590,093
				3,623,900
Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,622
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		860	$860,301
				904,923
Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	463,937
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		605	585,079
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,348,260
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		450	401,379
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	466,668
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		280	282,911
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	573,596
4.250%	09/25/30	GBP	300	377,518
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	312,014
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	312,014
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	352,549
5.550%	11/15/35		100	96,157
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		365	374,565
7.250%	06/15/33(a)		160	164,276
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		180	177,549
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,261,186
				7,549,658
Computers — 0.0%
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	02/03/31	EUR	300	337,379

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	$421,724
				759,103
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		280	269,564
3.300%	01/30/32		414	375,376
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		60	60,148
5.667%(ff)	04/25/36		50	51,704
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	49,425
4.950%	01/15/28		145	145,481
5.150%	01/15/30		80	80,317
5.375%	05/30/30		280	283,156
5.750%	11/15/29		321	328,386
6.375%	05/04/28		255	262,242
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31		300	280,459
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	80,766
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	177,324
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		325	313,679
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	435,810
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	621,200
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	550,716
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		450	494,672
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		325	319,143
				5,179,568
Electric — 0.7%
Acquirente Unico SpA (Italy),
Sr. Unsec’d. Notes
3.500%	02/11/33	EUR	200	226,490
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	200	$220,767
4.250%	06/19/30	EUR	100	113,237
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		194	170,700
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	342,039
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		201	201,493
5.672%	10/20/35		388	391,875
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		344	354,592
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		747	694,126
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	42,226
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31		340	324,211
4.625%	02/01/29		40	39,517
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		145	143,787
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		32	32,536
Sr. Unsec’d. Notes
5.450%	06/15/29		72	72,633
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	224,290
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	236,558
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	196,120
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	115,643
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		22	21,710
7.125%(ff)	12/01/54		211	216,002
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,511,719
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		95	93,322
7.625%(ff)	12/15/54		68	69,869

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		45	$43,275
5.450%	07/15/44		75	71,120
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	04/15/26(oo)	EUR	900	1,035,376
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	369,960
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	520,469
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		65	60,765
5.400%	06/01/33		230	233,735
5.650%	05/09/34		55	56,506
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	98,804
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.120%(c)	07/24/26	EUR	400	459,728
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	110,192
6.500%	03/13/31		200	206,375
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	347,910
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	214,942
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29		150	142,554
3.625%	02/15/31		720	664,946
3.875%	02/15/32		55	50,467
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	296,998
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	690,174
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	41,062
5.800%	05/15/34		120	122,890
6.000%	08/15/35		185	191,100
6.000%	05/01/56		55	52,290
6.150%	01/15/33		55	57,562
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	507,921
PG&E Corp.,
Jr. Sub. Notes
6.850%(ff)	09/15/56		109	107,354
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
7.375%(ff)	03/15/55		56	$56,315
San Diego Gas & Electric Co.,
First Mortgage
5.200%	03/15/36		55	54,838
Saudi Electricity Sukuk Programme Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.310%	01/22/29		200	197,234
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36		208	206,398
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		70	70,176
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		145	141,031
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	23,835
5.450%	03/01/35		70	70,360
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		23	22,682
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		62	60,130
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		1,079	1,065,994
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,325	1,325,672
8.000%(ff)	10/15/26(oo)		2,100	2,117,295
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,399,588
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		270	279,391
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,799
4.600%	10/15/30		23	22,595
5.250%	10/15/35		55	53,590
5.350%	01/31/36		70	68,505
5.700%	12/30/34		55	55,425
6.000%	04/15/34		90	92,781
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		465	479,819
				20,703,390
Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,100	1,233,169
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		105	104,337

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
5.500%	04/15/34		125	$123,205
				1,460,711
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	400	463,907
Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.302%(s)	06/05/34		310	252,111
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	118,729
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	96,992
4.500%	07/11/35	EUR	100	117,873
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	200,963
5.500%	07/31/47		200	166,180
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	286,812
				1,239,660
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		1,725	1,660,019
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	430,543
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		325	303,329
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31		150	145,733
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,459
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	45,432
7.125%	02/15/31		330	346,685
				3,231,200
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		100	103,505
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		70	69,238
5.625%	03/31/32		505	496,915
5.750%	03/31/34		105	102,765
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		775	$747,344
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		250	246,237
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31(a)	EUR	833	907,461
8.125%	05/14/30	GBP	853	1,040,120
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	450	490,059
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.500%	01/15/36		210	209,040
5.950%	04/20/35		100	103,323
6.500%	12/01/52		30	30,196
7.250%	11/15/53		45	49,290
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	477,876
4.375%	01/31/32		420	391,482
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	100,909
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	650	480,234
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		625	581,768
				6,524,257
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	36,147
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		60	61,595
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	36,381
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	604,318
				738,441
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	500	554,317
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	1,156,535

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Solventum Corp.,
Sr. Unsec’d. Notes
5.450%	03/13/31	172	$176,475
5.600%	03/23/34	105	107,333
			1,994,660
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	100	91,738
4.625%	06/01/30	1,315	1,264,328
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	300	284,868
3.500%	07/15/51	55	36,320
4.600%	11/15/32	104	101,198
5.250%	06/15/49	5	4,409
5.500%	06/15/47	60	55,015
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	350	340,060
4.375%	01/15/30	425	411,473
4.625%	06/15/28	425	421,406
5.125%	11/01/27	460	459,592
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	150	148,636
			3,619,043
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	2,495	2,425,411
Home Builders — 0.2%
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	50	49,774
7.250%	10/15/29(a)	1,113	1,113,273
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	2,155	2,041,367
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	600	593,885
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,740	1,650,825
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	795	786,319
			6,235,443
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	220	211,852
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares (cont’d.)
6.625%	05/15/32		115	$109,931
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	813,950
				1,135,733
Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		335	347,793
8.375%	02/01/34		480	467,532
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30		270	267,053
Sr. Sec’d. Notes, 144A
5.543%	08/22/35		160	156,417
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.422%	11/29/35	JPY	100,000	597,129
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	286,826
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	417,802
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	428,913
MetLife, Inc.,
Sub. Notes
5.850%(ff)	03/15/56		17	16,685
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	383,823
				3,369,973
Internet — 0.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.625%	11/13/32	GBP	500	641,355
5.650%	02/15/56		55	54,781
5.875%	02/13/58	GBP	200	249,628
Amazon.com, Inc.,
Sr. Unsec’d. Notes
5.800%	03/13/56		65	64,841
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		781	804,331
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		216	210,246
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		86	84,349
5.400%	08/15/54		55	49,806
5.500%	11/15/45		145	137,311

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
5.625%	11/15/55		75	$70,252
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	119,446
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		370	359,335
				2,845,681
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes, EMTN
3.375%	10/14/32	EUR	400	441,535
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	561,113
				1,002,648
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		375	375,001
7.375%	05/01/33		250	244,658
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33		100	99,149
6.000%	12/15/35		150	147,941
				866,749
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32		65	64,513
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	25,269
				89,782
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		190	189,127
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		320	318,824
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)		1,025	1,033,320
				1,541,271
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		475	494,402
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29		235	$231,828
Sr. Unsec’d. Notes
4.500%	05/01/32		265	236,952
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		86	78,240
4.500%	08/15/30		50	46,665
4.750%	03/01/30		476	451,477
5.000%	02/01/28		90	89,171
5.125%	05/01/27		96	96,017
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		268	250,413
2.800%	04/01/31		255	228,860
3.900%	06/01/52		330	209,903
6.650%	02/01/34		105	109,486
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	55,520
4.800%	05/15/33		85	84,612
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		200	117,445
4.125%	12/01/30		200	119,921
5.375%	02/01/28		375	277,600
5.500%	04/15/27		1,425	1,236,639
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	549,980
5.750%	01/15/30		1,000	375,712
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		85	75,962
7.375%	07/01/28		125	121,237
7.750%	07/01/26		2,610	2,602,873
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	566,621
TDF Infrastructure SAS (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	200	229,545
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	716,603
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	1,048,649
5.250%	05/15/29	GBP	690	869,903
				11,077,834
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	200	239,360

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		515	$555,893
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	399,152
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	106,743
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		200	203,873
5.634%	04/04/34		265	270,508
6.125%	10/06/28		110	113,817
6.375%	10/06/30		155	164,466
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		205	211,644
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30		375	378,299
Vale Canada Ltd. (Canada),
Sr. Unsec’d. Notes
7.200%	09/15/32		200	217,000
				2,860,755
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	118,626
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	500	563,019
				681,645
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	100	117,202
4.750%	04/16/29	GBP	300	395,933
5.000%	01/24/29		300	306,810
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	178,848
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		300	308,672
				1,307,465
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	414,957
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		30	35,003
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		400	$406,395
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	600	684,009
6.125%(ff)	03/18/35(oo)		200	201,755
6.450%(ff)	12/01/33(oo)		92	95,450
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		8	7,629
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		1,150	1,166,180
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		29	30,965
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		950	949,994
5.375%	03/15/30		285	287,494
Gtd. Notes, 144A
5.875%	02/01/29		575	575,060
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	137,903
6.000%	04/15/30		575	559,299
6.000%	02/01/31		140	135,515
6.250%	04/15/32		700	677,091
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	100	129,911
6.625%	01/16/34	GBP	300	398,073
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	785,231
6.875%	09/19/33		75	81,362
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28		75	77,076
8.625%	11/01/30		525	552,994
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30		50	50,501
TotalEnergies SE (France),
Jr. Sub. Notes
4.500%(ff)	08/19/34(oo)	EUR	200	226,568
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	667,968
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		265	273,239
				9,607,622

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		945	$883,978
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		350	331,086
				1,215,064
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		450	449,299
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		120	101,357
5.000%	02/15/29		369	270,400
5.250%	01/30/30		1,605	1,048,450
5.250%	02/15/31		405	248,249
6.250%	02/15/29		313	234,750
7.000%	01/15/28		250	217,867
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		150	137,402
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	300	344,766
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		15	13,679
4.900%	02/13/36		50	48,960
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		350	285,687
				3,400,866
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,075	1,071,577
6.625%	02/01/32		255	260,998
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		280	278,313
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		20	20,937
5.962%	02/15/55		70	68,204
6.036%	11/15/33		215	226,647
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		45	44,634
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56		213	210,176
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		795	806,441
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		815	813,444
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
5.550%	05/15/34		65	$66,128
5.600%	09/01/34		40	40,808
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		35	34,586
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	700	790,709
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		210	210,420
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33		250	261,998
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		385	382,461
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35		400	403,472
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	33,276
4.125%	08/15/31		35	32,552
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		760	756,556
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		745	723,914
5.300%	03/01/48		40	33,801
				7,572,052
Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	739,707
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	217,993
1.625%	04/20/30	EUR	100	104,988
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33		200	193,250
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	226,662
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32		595	572,333
6.125%	03/01/34		595	571,888
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,130,098

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	$176,833
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	654,070
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	441,969
3.200%	08/14/27	CNH	7,000	1,023,924
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	103,460
				6,157,175
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35(a)		300	298,870
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		197	191,442
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	386,054
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		450	398,659
Sr. Unsec’d. Notes
4.750%	02/15/28		584	560,686
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	397,197
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	450,342
Lineage Europe Finco BV (Netherlands),
Gtd. Notes
4.125%	11/26/31	EUR	700	783,538
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		280	218,120
5.000%	10/15/27		20	18,635
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	50,754
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		350	336,773
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	300	214,163
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,100	1,233,724
4.875%	07/06/30	EUR	600	719,898
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.000%	10/15/29	GBP	500	$655,884
5.125%	07/06/34	EUR	200	243,933
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		830	845,344
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		925	876,622
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	646,372
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	200	230,759
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	384,133
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,584
4.250%	12/01/26		30	29,922
4.500%	09/01/26		125	124,837
4.500%	01/15/28		440	437,304
5.750%	02/01/27		5	5,029
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	461,646
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	110,461
				11,320,685
Retail — 0.3%
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	200	231,170
7.375%	08/31/32	GBP	225	296,321
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		950	989,155
9.000%	06/01/31		572	619,204
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	1,943,844
12.000%	11/30/28		1,000	1,068,750
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	47,844
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	397,206
3.875%	10/01/31		375	340,372
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		900	857,562

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32		365	$373,813
				7,165,241
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	261,705
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	114,364
				376,069
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
2.600%	02/15/33(k)		565	493,559
Sr. Unsec’d. Notes
3.469%	04/15/34		94	84,714
5.200%	07/15/35		31	31,227
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/25/35		230	240,736
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	82,599
Sr. Unsec’d. Notes
5.450%	07/15/35(a)		278	282,436
				1,215,271
Software — 0.1%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)		425	404,208
9.250%	06/01/30		390	379,307
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		90	88,098
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33		120	124,280
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34		185	193,467
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		70	44,378
4.000%	07/15/46		15	10,115
5.375%	09/27/54		20	15,471
6.000%	08/03/55		91	76,298
6.550%	02/04/46		98	91,496
6.700%	02/04/56		345	319,560
6.850%	02/04/66		100	91,809
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		90	88,639
				1,927,126
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	400	$467,389
4.900%	11/01/35		127	123,829
5.550%	11/01/45		55	52,033
5.700%	11/01/54		140	131,238
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		490	498,971
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		2,375	2,365,724
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		975	1,053,000
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	282,363
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29		1,650	1,660,144
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		160	166,907
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		500	509,133
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		200	200,983
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	65,447
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		1,410	1,397,268
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		370	351,759
2.875%	02/15/31		284	261,536
3.200%	02/19/32	EUR	252	282,836
5.000%	02/15/36		185	181,867
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		200	203,413
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	1,025,752
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		210	219,962
				11,501,554
Transportation — 0.2%
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	300	314,600

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33	CHF	200	$248,362
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	464,566
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	500	507,603
3.750%	06/12/30	EUR	100	116,417
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		280	285,052
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
1.875%	05/25/32	EUR	600	628,800
3.250%	05/25/34	EUR	100	111,139
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	100	88,706
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	220,078
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	331,216
3.125%	05/25/34	EUR	100	110,528
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,110	1,032,592
				4,459,659
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	415,726

Total Corporate Bonds (cost $222,003,648)				217,907,842
Floating Rate and Other Loans — 0.2%
Auto Parts & Equipment — 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.423%(c)	01/28/32		323	322,243
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.750%
8.506%(c)	11/17/28		458	445,278
				767,521
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	375	431,745
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28		127	20,976
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	3,125	$3,596,066

Total Floating Rate and Other Loans (cost $4,672,431)				4,816,308
Residential Mortgage-Backed Securities — 0.1%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
6.812%(c)	12/25/41		220	221,986
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
9.912%(c)	03/25/42		115	119,874
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.912%(c)	03/25/42		60	62,277
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.612%(c)	09/25/45		91	90,614
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.662%(c)	09/26/33		20	19,734
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.462%(c)	11/25/41		180	180,448
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	09/25/41		430	431,464
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.012%(c)	12/25/41		200	201,376
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		51	8,029
Series 4910, Class MI, IO
4.000%	08/25/49		67	13,478
Series 5020, Class IH, IO
3.000%	08/25/50		317	54,159
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		94	91,181
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70		428	426,874
New Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.824%(cc)	11/25/65		276	273,951
OBX Trust,
Series 2026-NQM02, Class A1A, 144A
4.818%(cc)	12/01/65		354	351,708

Total Residential Mortgage-Backed Securities (cost $2,527,638)				2,547,153

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 3.1%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	400	$442,889
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		200	203,688
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	1,034,173
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	125,778
6.350%	11/30/41	EUR	200	266,447
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	476,899
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		220	193,820
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	200,743
3.375%	11/25/32	EUR	300	342,893
3.375%	05/25/34	EUR	400	450,511
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,345	1,346,927
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	157,918
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	600	732,347
Bundesobligation (Germany),
Bonds, Series 192
2.200%	10/10/30	EUR	3,770	4,263,198
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.600%	08/15/35	EUR	1,325	1,483,048
2.900%	02/15/36	EUR	220	251,795
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/16/27	EUR	3,300	3,774,682
2.100%	03/15/28	EUR	1,275	1,459,130
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	219,653
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	797,400
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,243,360
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	350	399,196
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
City of Montreal (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	$307,398
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	150	96,743
City of Toronto (Canada),
Unsec’d. Notes
2.950%	04/28/35	CAD	300	199,088
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	250	147,699
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	860	973,156
5.000%	09/19/32	EUR	110	119,595
5.625%	02/19/36	EUR	120	126,792
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	1,000	1,063,902
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,235,722
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	14,600	691,037
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	6,110	284,702
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		570	571,425
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		66	64,614
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	140	168,269
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series UFA
3.250%	07/04/34	EUR	610	703,852
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	190,800
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		500	497,305
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
5.000%(c)	07/03/35		200	170,000
Hellenic Republic Government Bond (Greece),
Bonds
4.300%(c)	02/24/37	EUR	322	375,786
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,834,874
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	147,889

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	$311,427
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	430,520	1,277,514
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		200	194,500
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	300	343,613
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	700	698,662
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	300	325,223
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	400	398,190
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	835,895
1.400%	10/30/31	EUR	200	201,264
2.900%	10/31/35	CNH	1,000	142,796
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	113,665
6.875%	10/21/34	GBP	100	140,384
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		400	406,000
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		200	202,625
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
4.350%	11/01/33	EUR	336	406,941
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	2,565	2,924,197
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	40	46,488
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	500	555,586
Sr. Unsec’d. Notes, Series 16Y, 144A
3.350%	03/01/35	EUR	135	151,438
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	2,220	2,464,591
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		200	175,000
Japan Government Thirty Year Bond (Japan),
Bonds, Series 85
2.300%	12/20/54	JPY	78,750	376,108
Bonds, Series 86
2.400%	03/20/55	JPY	240,950	1,176,306
Bonds, Series 88
3.200%	09/20/55	JPY	25,000	144,587
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	350,900	$1,725,921
Bonds, Series 194
2.700%	09/20/45	JPY	30,000	173,843
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	160,082
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	576,989
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	294,665
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	557,988
2.125%	06/01/32	EUR	300	320,741
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	363,559
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	25,500	1,298,547
7.750%	05/29/31	MXN	42,540	2,259,073
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	20,500	1,045,562
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	931,339
3.500%	09/19/29	EUR	260	294,811
4.500%	03/19/34	EUR	160	179,597
5.125%	03/19/38	EUR	100	111,568
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	790	517,357
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.662%	02/23/38		200	191,873
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
2.739%	01/29/33		200	175,800
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	1,052,112
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	1,115,101
1.200%	04/28/33	EUR	300	284,426
3.625%	02/04/32	EUR	100	113,273
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%(c)	10/20/40		250	221,850
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	625	347,525

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	400	$217,971
Province of Quebec (Canada),
Unsec’d. Notes, MTN
4.592%(s)	10/01/39	CAD	200	77,240
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	290,008
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	227,067
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	301	315,671
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	115	90,093
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	373,695
6.000%	08/04/28	GBP	958	1,295,093
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		1,390	1,329,781
4.000%	10/17/49		475	361,974
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		2,100	1,534,162
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		830	870,621
Republic of Poland Government Bond (Poland),
Bonds, Series 1035
5.000%	10/25/35	PLN	3,739	943,135
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	11,235	656,631
Bonds, Series 2040
9.000%	01/31/40	ZAR	5,900	327,951
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		245	189,875
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	25	27,582
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	29,310
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	1,119,613
3.875%	10/29/35	EUR	25	24,425
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	520,625
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,440,897
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	700	792,406
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	$232,473
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	400	399,102
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,800	1,099,525
1.200%	10/31/40	EUR	880	721,360
4.000%	10/31/54	EUR	890	1,007,856
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		200	206,800
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	200	256,778
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	975	542,551
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		275	275,412
United Kingdom Gilt (United Kingdom),
Bonds
4.125%	03/07/31	GBP	7,115	9,272,951
4.250%	12/07/46	GBP	2,000	2,245,276

Total Sovereign Bonds (cost $92,656,624)				88,479,655
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Mortgage Corp.
5.000%	10/01/53		699	691,860
5.500%	07/01/53		748	753,710
6.000%	07/01/53		722	741,051
6.750%	03/15/31		1,280	1,437,327
Federal National Mortgage Assoc.
2.500%	07/01/50		1,066	914,715
2.500%	08/01/51		176	150,683
3.000%	07/01/52		2,599	2,301,281
3.500%	05/01/52		1,162	1,071,501
5.000%	04/01/53		668	662,013
5.500%	12/01/52		446	450,555
5.500%	05/01/53		456	459,440
6.000%	09/01/52		129	133,425
6.000%	10/01/54		1,260	1,300,838
6.625%	11/15/30		585	650,005
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.625%	06/07/32	GBP	200	269,019
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		264	257,567

Total U.S. Government Agency Obligations (cost $12,439,588)				12,244,990
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds
1.250%	05/15/50		255	121,005

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.875%	02/15/51	1,070	$594,017
2.250%	08/15/49	1,095	680,953
2.375%	02/15/42(h)	16,905	12,319,519
2.375%	05/15/51	2,780	1,738,803
2.875%	05/15/49	800	568,500
3.000%	11/15/44	8,700	6,658,219
3.250%	05/15/42	2,055	1,693,448
3.375%	08/15/42	1,800	1,503,563
3.375%	11/15/48(k)	2,600	2,037,344
3.625%	02/15/44	4,805	4,081,247
3.875%	02/15/43	605	537,505
4.000%	11/15/42(h)	13,079	11,836,495
4.125%	08/15/44	980	888,891
4.500%	02/15/44(h)	12,690	12,132,830
4.500%	11/15/54	868	810,902
4.625%	05/15/44	4,715	4,572,813
4.625%	11/15/44	5,915	5,722,762
4.750%	11/15/43	1,428	1,410,596
4.750%	02/15/45	4,705	4,623,398
4.750%	05/15/55	1,020	993,066
4.750%	08/15/55	329	320,908
4.875%	08/15/45	525	523,359
5.000%	05/15/45(h)	5,265	5,334,103
U.S. Treasury Notes
3.375%	11/30/27	675	670,069
3.375%	02/29/28	8,904	8,834,785
3.500%	10/31/27	4,459	4,435,834
3.500%	02/15/33	180	173,222
3.625%	10/31/30	6,460	6,376,727
3.625%	12/31/30	620	611,620
3.750%	04/30/27	2,690	2,688,949
3.750%	05/15/28	8,945	8,932,421
3.750%	10/31/32(h)	7,275	7,123,816
3.875%	05/31/27	5,740	5,743,587
3.875%	04/30/30	1,215	1,213,766
3.875%	03/31/31	310	309,007
3.875%	09/30/32	1,480	1,460,806
3.875%	12/31/32	350	344,969
3.875%	08/15/34	2,565	2,499,673
4.000%	07/31/32	115	114,434
4.000%	01/31/33	7,340	7,284,950
4.125%	05/31/32	2,965	2,973,107
4.250%	03/31/33	925	931,359
4.250%	05/15/35	1,980	1,974,741
4.250%	08/15/35	3,260	3,248,284
4.375%	05/15/34	2,945	2,975,830
U.S. Treasury Strips Coupon
2.026%(s)	08/15/41(k)	10,845	5,062,800
2.209%(s)	05/15/43	4,455	1,872,355
2.769%(s)	08/15/44	1,035	404,340
2.826%(s)	05/15/44	2,135	846,871
3.298%(s)	11/15/40(k)	5,590	2,730,999
3.895%(s)	02/15/43(k)	5,840	2,491,342
4.500%(s)	05/15/46	825	293,383
4.719%(s)	02/15/39(k)	1,295	704,192
4.733%(s)	05/15/39(k)	1,945	1,042,667
4.878%(s)	11/15/41	585	269,029
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.920%(s)	08/15/48	675	$214,066
4.928%(s)	11/15/45	210	76,618
4.968%(s)	05/15/42(h)(k)	7,965	3,557,193
4.991%(s)	11/15/43	1,510	616,087
5.021%(s)	08/15/39(k)	220	115,969
5.040%(s)	11/15/39(k)	215	111,608
5.056%(s)	02/15/40	215	109,954
5.069%(s)	05/15/40	215	108,272
5.095%(s)	08/15/40(k)	215	106,643
5.111%(s)	02/15/41(k)	215	103,377
5.117%(s)	05/15/41	215	101,871
5.170%(s)	02/15/42	215	97,431
5.192%(s)	08/15/42	215	94,434
5.196%(s)	11/15/42	215	93,059
5.220%(s)	02/15/45	1,020	387,724
5.224%(s)	08/15/43	215	88,959
5.239%(s)	02/15/44	215	86,416
5.246%(s)	11/15/44	215	82,864

Total U.S. Treasury Obligations (cost $182,729,344)			174,496,725

Options Purchased*~ — 0.0%
(cost $13,052)	36,380

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—91.1% (cost $2,387,716,412)	2,589,562,291
Options Written*~ — (0.0)%
(premiums received $0)	(25,003)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—91.1% (cost $2,387,716,412)	2,589,537,288

	Shares
Short-Term Investments — 8.9%
Affiliated Mutual Funds — 8.3%
PGIM Core Ultra Short Bond Fund(wa)	221,067,079	221,067,079
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $14,677,258; includes $14,607,003 of cash collateral for securities on loan)(b)(wa)	14,689,226	14,678,943

Total Affiliated Mutual Funds (cost $235,744,337)		235,746,022

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
2.233%	06/23/26	4,775	4,735,680

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) (continued)
3.608%	06/16/26(k)	13,000	$12,901,114

Total U.S. Treasury Obligations (cost $17,637,477)			17,636,794

Options Purchased*~ — 0.0%
(cost $467,935)	490,759

Total Short-Term Investments (cost $253,849,749)	253,873,575

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—100.0% (cost $2,641,566,161)	2,843,410,863

Options Written*~ — (0.0)%
(premiums received $526,920)	(745,631)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—100.0% (cost $2,641,039,241)	2,842,665,232

Other assets in excess of liabilities(z) — 0.0%	840,560

Net Assets — 100.0%	$2,843,505,792

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,395,790; cash collateral of $14,607,003 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$44,850	$3,221	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Total		$44,850	$3,221	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		925	$—
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		5,505	—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		1,850	—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		11,010	—
A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	695	$2
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	1,390	5
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		821	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		821	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		810	3
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		3,164	21,234
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		810	—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		775	26
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		1,582	22,730
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		1,582	11,959
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		768	37
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		1,619	85
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		2,744	393
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		777	45
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		775	45
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		1,608	20,281
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		1,619	137
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		818	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		1,555	56
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		799	—
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		791	1
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		788	2
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		796	1
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		2,311	29
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		768	4
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		1,608	24
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		1,227	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		1,582	41
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		1,582	41
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		2,744	4,800
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		1,591	1
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		770	1
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		774	1
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		791	1
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		775	12,538
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		1,234	57,194
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		1,234	57,194
Total OTC Traded (cost $330,427)									$208,911

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	8,340	$19,172
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	1,525	3,506
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		2,436	12,342
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		447	2,265
A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	9,200	$27,847
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	1,750	5,297
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	9,200	51
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	1,750	10
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		13,580	37,687
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		13,580	31
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.680%	3.61%(A)		2,560	13,672
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.680%	7.22%(A)		2,560	30
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		14,920	151,938
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		2,600	26,477
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		14,920	134
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		2,600	23
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		2,436	14,995
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		447	2,751
Total OTC Swaptions (cost $150,560)									$318,228
Total Options Purchased (cost $480,987)									$527,139
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	695	$(5,183)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	1,390	(4,409)
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		821	—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		810	(2,908)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		810	(624)
A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		775	$(4,223)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		1,582	(13,663)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		1,582	(4,687)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		768	(4,355)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		1,619	(35,320)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		2,744	(80,355)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		775	(12,512)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		777	(6,324)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		1,619	(8,349)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		1,555	(5,963)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		799	(2,921)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		791	(4,727)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		788	(14,193)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		796	(10,060)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		2,311	(27,556)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		768	(11,324)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		1,608	(17,563)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		1,227	(250)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		1,582	(4,308)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		1,582	(10,201)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		1,591	(6,443)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		774	(4,996)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		770	(11,391)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		791	(3,595)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		1,234	(5,466)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		1,234	(5,466)
Total OTC Traded (premiums received $308,482)									$(329,335)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	8,340	$(9,193)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	1,525	(1,681)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		2,436	(7,558)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		447	(1,387)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	18,400	(28,001)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	3,500	(5,326)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		27,160	(40,696)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.680%		2,560	(8,735)
A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.680%	2,560	$(5,394)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	14,920	(102,373)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	2,600	(17,840)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	14,920	(75,245)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	2,600	(13,112)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	2,436	(23,376)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	447	(4,289)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)	5,130	(37,333)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	24,940	(11,881)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	18,500	(5,881)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	28,710	(41,998)
Total OTC Swaptions (premiums received $218,438)								$(441,299)
Total Options Written (premiums received $526,920)								$(770,634)

Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
111	2 Year U.S. Treasury Notes	Jun. 2026	$23,026,430	$(177,980)
14	5 Year Canadian Government Bonds	Jun. 2026	1,142,161	(6,074)
1,204	5 Year U.S. Treasury Notes	Jun. 2026	130,248,347	(1,782,493)
48	10 Year Canadian Government Bonds	Jun. 2026	4,140,953	(25,936)
61	10 Year Euro-Bund	Jun. 2026	8,840,854	(213,720)
37	10 Year U.K. Gilt	Jun. 2026	4,299,357	(224,019)
675	10 Year U.S. Treasury Notes	Jun. 2026	74,956,644	(1,051,528)
468	10 Year U.S. Ultra Treasury Notes	Jun. 2026	53,125,315	(1,087,537)
156	20 Year U.S. Treasury Bonds	Jun. 2026	17,764,500	(566,214)
109	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	12,705,313	(376,515)
110	10 Year Australian Treasury Bonds	Jun. 2026	8,177,919	(49,711)
41	Euro Schatz Index	Jun. 2026	5,011,477	(40,190)
23	Euro-BTP Italian Government Bond	Jun. 2026	3,091,251	(43,206)
27	Euro-OAT	Jun. 2026	3,704,072	(90,503)
25	10 Year Korean Treasury Bonds	Jun. 2026	1,772,598	(20,729)
100	Mini MSCI EAFE Index	Jun. 2026	14,505,500	(218,015)
115	Russell 2000 E-Mini Index	Jun. 2026	14,445,150	(45,570)
A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
188	S&P 500 E-Mini Index	Jun. 2026	$61,765,050	$(1,360,404)
56	Short Euro-BTP	Jun. 2026	6,851,416	(51,389)
				(7,431,733)
Short Positions:
192	2 Year U.S. Treasury Notes	Jun. 2026	39,829,500	228,003
29	5 Year Euro-Bobl	Jun. 2026	3,869,173	81,381
133	5 Year U.S. Treasury Notes	Jun. 2026	14,387,899	136,868
20	10 Year Euro-Bund	Jun. 2026	2,898,641	41,114
33	10 Year U.S. Treasury Notes	Jun. 2026	3,664,547	69,636
7	10 Year U.S. Ultra Treasury Notes	Jun. 2026	794,609	14,233
139	20 Year U.S. Treasury Bonds	Jun. 2026	15,828,625	178,329
18	30 Year Euro Buxl	Jun. 2026	2,293,992	23,718
74	British Pound Currency	Jun. 2026	6,117,025	47,738
15	Canadian Dollar Currency	Jun. 2026	1,080,000	20,814
333	Euro Currency	Jun. 2026	48,224,644	643,738
				1,485,572
				$(5,946,161)
Bond forward contract outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond
2.000%, 02/15/50	CITI	06/12/26	25,820	$59.75	$15,428,325	$15,050,710	$—	$(377,615)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	217	$145,189	$149,898	$4,709	$—
Expiring 04/15/26	GSI	AUD	85	60,224	58,772	—	(1,452)
Expiring 04/15/26	MSI	AUD	214	151,184	147,414	—	(3,770)
Expiring 04/15/26	WBC	AUD	155	103,840	106,645	2,805	—
Expiring 04/15/26	WBC	AUD	75	52,728	51,529	—	(1,199)
Expiring 04/28/26	BNP	AUD	371	253,719	255,564	1,845	—
Expiring 04/28/26	GSI	AUD	3,123	2,199,724	2,154,149	—	(45,575)
Expiring 04/28/26	MSI	AUD	183	129,136	126,438	—	(2,698)
Brazilian Real,
Expiring 04/02/26	GSI	BRL	32,628	6,282,651	6,296,792	14,141	—
Expiring 05/05/26	DB	BRL	14,164	2,688,645	2,715,215	26,570	—
Expiring 05/05/26	DB	BRL	4,127	777,000	791,232	14,232	—
Expiring 05/05/26	RBC	BRL	14,164	2,693,196	2,715,215	22,019	—
British Pound,
Expiring 04/22/26	BARC	GBP	403	541,586	532,862	—	(8,724)
Expiring 04/22/26	BARC	GBP	179	235,552	236,423	871	—
Expiring 04/28/26	BARC	GBP	244	321,131	322,321	1,190	—
Expiring 04/28/26	BARC	GBP	10	13,987	13,752	—	(235)
Expiring 04/28/26	CITI	GBP	24	31,332	31,106	—	(226)
A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/28/26	CITI	GBP	22	$29,447	$29,004	$—	$(443)
Expiring 04/28/26	CITI	GBP	22	28,960	28,676	—	(284)
Expiring 04/28/26	GSI	GBP	125	166,206	165,796	—	(410)
Expiring 04/28/26	HSBC	GBP	70	93,431	93,176	—	(255)
Expiring 04/28/26	HSBC	GBP	35	46,168	45,754	—	(414)
Expiring 06/17/26	GSI	GBP	166	221,463	220,195	—	(1,268)
Expiring 06/17/26	MSI	GBP	58	77,461	76,751	—	(710)
Expiring 06/17/26	MSI	GBP	21	28,455	28,186	—	(269)
Expiring 06/17/26	MSI	GBP	18	23,959	23,555	—	(404)
Expiring 06/17/26	MSI	GBP	16	21,117	21,041	—	(76)
Expiring 06/17/26	WBC	GBP	137	180,827	180,761	—	(66)
Canadian Dollar,
Expiring 04/15/26	GSI	CAD	30	21,415	21,292	—	(123)
Expiring 04/15/26	MSI	CAD	63	45,782	44,958	—	(824)
Expiring 04/22/26	MSI	CAD	135	98,589	97,462	—	(1,127)
Expiring 04/28/26	BNP	CAD	4,108	3,032,469	2,956,532	—	(75,937)
Expiring 04/28/26	CITI	CAD	73	53,187	52,354	—	(833)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	768,277	824,000	829,997	5,997	—
Chinese Renminbi,
Expiring 04/28/26	BNP	CNH	6,001	873,851	873,267	—	(584)
Expiring 05/13/26	MSI	CNH	1,011	146,701	147,267	566	—
Expiring 06/17/26	BOA	CNH	2,711	394,000	395,693	1,693	—
Expiring 06/17/26	HSBC	CNH	3,448	504,000	503,325	—	(675)
Colombian Peso,
Expiring 06/17/26	BOA	COP	2,934,325	777,000	784,463	7,463	—
Expiring 06/17/26	JPM	COP	5,352,768	1,401,762	1,431,011	29,249	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	18,338	892,000	863,861	—	(28,139)
Expiring 04/22/26	BOA	CZK	13,534	648,000	637,534	—	(10,466)
Expiring 04/22/26	GSI	CZK	12,340	600,000	581,287	—	(18,713)
Expiring 04/22/26	JPM	CZK	18,332	893,000	863,592	—	(29,408)
Expiring 06/17/26	CITI	CZK	1,435	67,123	67,625	502	—
Danish Krone,
Expiring 06/17/26	CITI	DKK	432	67,311	67,063	—	(248)
Expiring 06/17/26	GSI	DKK	103	15,859	16,001	142	—
Euro,
Expiring 04/22/26	BARC	EUR	1,291	1,489,057	1,493,979	4,922	—
Expiring 04/22/26	CITI	EUR	221	253,666	255,820	2,154	—
Expiring 04/22/26	HSBC	EUR	3,288	3,887,509	3,804,844	—	(82,665)
Expiring 04/22/26	HSBC	EUR	2,472	2,878,600	2,860,088	—	(18,512)
Expiring 04/22/26	HSBC	EUR	398	470,938	460,924	—	(10,014)
Expiring 04/22/26	MSI	EUR	6,780	8,077,170	7,845,235	—	(231,935)
Expiring 04/22/26	MSI	EUR	4,470	5,270,804	5,172,398	—	(98,406)
Expiring 04/22/26	MSI	EUR	4,200	4,838,754	4,859,631	20,877	—
Expiring 04/22/26	MSI	EUR	1,116	1,330,818	1,291,459	—	(39,359)
Expiring 04/22/26	MSI	EUR	928	1,105,023	1,073,292	—	(31,731)
Expiring 04/22/26	MSI	EUR	74	84,524	85,085	561	—
Expiring 04/28/26	BARC	EUR	2,327	2,712,021	2,693,754	—	(18,267)
Expiring 04/28/26	CITI	EUR	527	611,544	609,523	—	(2,021)
Expiring 04/28/26	CITI	EUR	111	127,404	128,477	1,073	—
Expiring 04/28/26	CITI	EUR	66	75,680	76,097	417	—
Expiring 04/28/26	GSI	EUR	1,270	1,483,720	1,470,438	—	(13,282)
Expiring 04/28/26	GSI	EUR	444	515,724	513,749	—	(1,975)
Expiring 04/28/26	HSBC	EUR	365	422,251	422,363	112	—
A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/28/26	HSBC	EUR	198	$229,884	$229,570	$—	$(314)
Expiring 04/28/26	MSI	EUR	868	1,000,860	1,004,202	3,342	—
Expiring 06/17/26	CITI	EUR	67	77,628	77,834	206	—
Expiring 06/17/26	GSI	EUR	57	65,634	66,234	600	—
Expiring 06/17/26	GSI	EUR	56	64,916	65,190	274	—
Expiring 06/17/26	MSI	EUR	487	562,926	564,903	1,977	—
Expiring 06/17/26	MSI	EUR	75	86,709	86,882	173	—
Hong Kong Dollar,
Expiring 05/13/26	GSI	HKD	3,341	428,750	427,084	—	(1,666)
Indian Rupee,
Expiring 06/17/26	CITI	INR	27,053	290,420	285,007	—	(5,413)
Expiring 06/17/26	HSBC	INR	46,190	481,000	486,616	5,616	—
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	94	30,507	30,045	—	(462)
Expiring 04/15/26	GSI	ILS	185	58,836	58,945	109	—
Expiring 04/15/26	MSI	ILS	609	194,196	193,928	—	(268)
Japanese Yen,
Expiring 04/22/26	BARC	JPY	50,157	315,815	316,717	902	—
Expiring 04/22/26	MSI	JPY	66,013	420,666	416,846	—	(3,820)
Expiring 04/28/26	BARC	JPY	4,216	26,771	26,641	—	(130)
Expiring 04/28/26	GSI	JPY	40,373	256,055	255,100	—	(955)
Expiring 04/28/26	HSBC	JPY	81,043	516,532	512,069	—	(4,463)
Expiring 04/28/26	HSBC	JPY	6,000	37,703	37,911	208	—
Expiring 04/28/26	HSBC	JPY	4,101	25,717	25,911	194	—
Expiring 04/28/26	HSBC	JPY	2,082	13,081	13,153	72	—
Expiring 04/28/26	MSI	JPY	34,527	217,515	218,158	643	—
Expiring 05/13/26	CITI	JPY	7,691	48,376	48,649	273	—
Expiring 05/13/26	CITI	JPY	3,408	21,890	21,556	—	(334)
Expiring 05/13/26	GSI	JPY	8,726	56,061	55,194	—	(867)
Expiring 05/13/26	MSI	JPY	131,454	844,556	831,507	—	(13,049)
Expiring 05/13/26	MSI	JPY	68,117	438,999	430,872	—	(8,127)
Mexican Peso,
Expiring 04/28/26	CITI	MXN	25,952	1,472,737	1,444,562	—	(28,175)
Expiring 06/17/26	BARC	MXN	14,291	810,000	791,972	—	(18,028)
Expiring 06/17/26	JPM	MXN	25,040	1,417,944	1,387,697	—	(30,247)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	38,796	1,218,000	1,207,155	—	(10,845)
Expiring 06/17/26	MSI	TWD	75,195	2,363,040	2,339,756	—	(23,284)
Expiring 06/17/26	MSI	TWD	26,666	839,000	829,728	—	(9,272)
New Zealand Dollar,
Expiring 04/15/26	MSI	NZD	87	50,274	49,963	—	(311)
Expiring 04/22/26	CITI	NZD	115	66,045	65,903	—	(142)
Expiring 04/28/26	CITI	NZD	5,440	3,176,638	3,128,906	—	(47,732)
Expiring 04/28/26	CITI	NZD	295	168,509	169,582	1,073	—
Norwegian Krone,
Expiring 06/17/26	MSI	NOK	1,588	164,095	163,840	—	(255)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	32,068	535,000	526,433	—	(8,567)
Expiring 06/17/26	HSBC	PHP	77,024	1,278,000	1,264,437	—	(13,563)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	3,941	1,110,200	1,061,521	—	(48,679)
Expiring 04/22/26	TD	PLN	1,696	475,800	456,941	—	(18,859)
Expiring 04/28/26	HSBC	PLN	1,011	271,977	272,282	305	—
Singapore Dollar,
Expiring 05/13/26	CITI	SGD	393	311,013	306,551	—	(4,462)
A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 05/13/26	GSI	SGD	102	$81,062	$79,896	$—	$(1,166)
Expiring 06/17/26	BOA	SGD	658	519,000	514,810	—	(4,190)
South African Rand,
Expiring 04/28/26	BNP	ZAR	34,208	2,031,749	2,017,102	—	(14,647)
Expiring 06/17/26	BARC	ZAR	13,120	769,700	770,787	1,087	—
South Korean Won,
Expiring 05/13/26	MSI	KRW	182,460	125,147	121,434	—	(3,713)
Expiring 06/17/26	BARC	KRW	413,741	271,787	275,654	3,867	—
Swedish Krona,
Expiring 04/28/26	MSI	SEK	307	32,907	32,519	—	(388)
Expiring 06/17/26	CITI	SEK	4,309	459,639	456,934	—	(2,705)
Expiring 06/17/26	GSI	SEK	1,072	114,314	113,643	—	(671)
Expiring 06/17/26	MSI	SEK	490	52,674	51,943	—	(731)
Swiss Franc,
Expiring 06/17/26	CITI	CHF	42	53,324	52,597	—	(727)
Expiring 06/17/26	GSI	CHF	997	1,274,811	1,257,288	—	(17,523)
Expiring 06/17/26	MSI	CHF	16	20,777	20,433	—	(344)
Thai Baht,
Expiring 06/17/26	GSI	THB	17,074	521,000	521,013	13	—
Expiring 06/17/26	HSBC	THB	1,947	61,413	59,424	—	(1,989)
Turkish Lira,
Expiring 04/13/26	GSI	TRY	54,368	1,183,465	1,203,679	20,214	—
Expiring 04/13/26	UAG	TRY	71,629	1,568,412	1,585,843	17,431	—
Expiring 04/28/26	BARC	TRY	8,476	184,092	183,680	—	(412)
Expiring 04/28/26	CITI	TRY	64,373	1,394,149	1,395,032	883	—
				$97,849,271	$96,937,626	223,572	(1,135,217)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	163	$109,166	$112,578	$—	$(3,412)
Expiring 04/15/26	GSI	AUD	69	46,365	47,874	—	(1,509)
Expiring 04/15/26	MSI	AUD	236	166,729	162,935	3,794	—
Expiring 04/15/26	MSI	AUD	26	17,741	18,211	—	(470)
Expiring 04/15/26	WBC	AUD	112	75,030	77,467	—	(2,437)
Expiring 04/22/26	JPM	AUD	1,818	1,214,924	1,254,315	—	(39,391)
Expiring 04/28/26	GSI	AUD	2,063	1,451,953	1,422,895	29,058	—
Expiring 04/28/26	HSBC	AUD	358	254,573	247,025	7,548	—
Expiring 04/28/26	MSI	AUD	2,914	2,055,612	2,010,131	45,481	—
Brazilian Real,
Expiring 04/02/26	CITI	BRL	4,301	810,000	830,055	—	(20,055)
Expiring 04/02/26	DB	BRL	14,164	2,705,543	2,733,368	—	(27,825)
Expiring 04/02/26	RBC	BRL	14,164	2,710,202	2,733,369	—	(23,167)
British Pound,
Expiring 04/22/26	BNY	GBP	3,418	4,597,983	4,523,329	74,654	—
Expiring 04/22/26	HSBC	GBP	1,742	2,320,144	2,305,939	14,205	—
Expiring 04/22/26	SSB	GBP	178	243,191	235,232	7,959	—
Expiring 04/28/26	BARC	GBP	32	42,696	42,605	91	—
Expiring 04/28/26	BARC	GBP	19	25,331	25,186	145	—
Expiring 04/28/26	BARC	GBP	8	10,147	10,073	74	—
Expiring 04/28/26	BNP	GBP	38	51,090	50,679	411	—
Expiring 04/28/26	BNP	GBP	21	27,920	27,692	228	—
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/28/26	CITI	GBP	7,979	$10,584,191	$10,560,602	$23,589	$—
Expiring 04/28/26	CITI	GBP	24	32,328	32,167	161	—
Expiring 04/28/26	HSBC	GBP	45	59,575	59,439	136	—
Expiring 04/28/26	HSBC	GBP	29	38,461	38,010	451	—
Expiring 04/28/26	HSBC	GBP	18	24,608	24,347	261	—
Expiring 06/17/26	CITI	GBP	341	451,136	450,977	159	—
Expiring 06/17/26	GSI	GBP	479	634,464	634,252	212	—
Expiring 06/17/26	MSI	GBP	626	834,267	828,510	5,757	—
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	390	282,187	280,828	1,359	—
Expiring 04/15/26	GSI	CAD	96	69,245	68,912	333	—
Expiring 04/15/26	GSI	CAD	87	63,649	62,438	1,211	—
Expiring 04/15/26	GSI	CAD	65	47,641	46,972	669	—
Expiring 04/15/26	MSI	CAD	86	62,818	61,719	1,099	—
Expiring 04/15/26	MSI	CAD	11	8,249	8,200	49	—
Expiring 04/22/26	CITI	CAD	3,669	2,655,278	2,640,247	15,031	—
Expiring 04/28/26	BARC	CAD	48	35,180	34,560	620	—
Expiring 04/28/26	GSI	CAD	6,791	4,969,860	4,887,820	82,040	—
Expiring 04/28/26	HSBC	CAD	56	40,990	40,509	481	—
Expiring 04/28/26	HSBC	CAD	23	16,903	16,499	404	—
Expiring 04/28/26	HSBC	CAD	7	5,373	5,278	95	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	919,191	1,026,283	993,034	33,249	—
Chinese Renminbi,
Expiring 05/13/26	GSI	CNH	966	140,079	140,626	—	(547)
Expiring 06/17/26	BNP	CNH	50,968	7,456,406	7,440,023	16,383	—
Expiring 06/17/26	BNP	CNH	45,019	6,586,105	6,571,634	14,471	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	3,201,900	821,000	870,235	—	(49,235)
Expiring 04/06/26	CITI	COP	3,082,500	822,000	837,784	—	(15,784)
Expiring 04/06/26	CITI	COP	3,020,850	822,000	821,028	972	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	24,628	1,171,000	1,160,162	10,838	—
Expiring 04/22/26	CITI	CZK	9,058	443,000	426,710	16,290	—
Expiring 04/22/26	DB	CZK	17,407	831,000	819,999	11,001	—
Expiring 04/22/26	TD	CZK	126,145	6,073,422	5,942,395	131,027	—
Expiring 04/28/26	MSI	CZK	18,862	885,930	888,630	—	(2,700)
Expiring 06/17/26	MSI	CZK	1,438	67,776	67,766	10	—
Danish Krone,
Expiring 06/17/26	MSI	DKK	996	154,153	154,678	—	(525)
Expiring 06/17/26	MSI	DKK	496	76,940	77,098	—	(158)
Expiring 06/17/26	MSI	DKK	441	68,333	68,554	—	(221)
Expiring 06/17/26	MSI	DKK	318	49,305	49,385	—	(80)
Euro,
Expiring 04/22/26	BARC	EUR	5,309	6,194,030	6,142,718	51,312	—
Expiring 04/22/26	BARC	EUR	224	267,648	259,387	8,261	—
Expiring 04/22/26	BARC	EUR	78	91,040	90,682	358	—
Expiring 04/22/26	BNP	EUR	415	490,680	479,743	10,937	—
Expiring 04/22/26	BNP	EUR	119	141,680	137,676	4,004	—
Expiring 04/22/26	BOA	EUR	1,385	1,608,000	1,602,842	5,158	—
Expiring 04/22/26	CITI	EUR	6,856	8,136,000	7,933,457	202,543	—
Expiring 04/22/26	CITI	EUR	1,248	1,439,100	1,444,137	—	(5,037)
Expiring 04/22/26	CITI	EUR	695	796,000	804,419	—	(8,419)
Expiring 04/22/26	CITI	EUR	689	792,601	797,262	—	(4,661)
Expiring 04/22/26	DB	EUR	30,874	36,151,920	35,724,986	426,934	—
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/26	DB	EUR	4,550	$5,328,110	$5,265,188	$62,922	$—
Expiring 04/22/26	HSBC	EUR	111	129,818	128,827	991	—
Expiring 04/22/26	MSI	EUR	460	545,000	532,572	12,428	—
Expiring 04/22/26	SSB	EUR	36,019	42,052,700	41,679,151	373,549	—
Expiring 04/22/26	SSB	EUR	5,309	6,197,773	6,142,719	55,054	—
Expiring 04/22/26	SSB	EUR	2,544	2,936,796	2,944,202	—	(7,406)
Expiring 04/22/26	SSB	EUR	159	188,415	184,555	3,860	—
Expiring 04/22/26	UAG	EUR	36,019	42,035,230	41,679,150	356,080	—
Expiring 04/28/26	BARC	EUR	1,042	1,196,888	1,206,189	—	(9,301)
Expiring 04/28/26	GSI	EUR	1,274	1,464,363	1,474,939	—	(10,576)
Expiring 04/28/26	HSBC	EUR	34,664	39,871,233	40,123,122	—	(251,889)
Expiring 04/28/26	HSBC	EUR	1,806	2,074,903	2,090,477	—	(15,574)
Expiring 04/28/26	HSBC	EUR	138	160,790	160,116	674	—
Expiring 06/17/26	CITI	EUR	307	353,116	356,342	—	(3,226)
Expiring 06/17/26	GSI	EUR	50	57,828	57,882	—	(54)
Expiring 06/17/26	MSI	EUR	172	198,726	199,166	—	(440)
Expiring 06/17/26	WBC	EUR	559	642,199	648,073	—	(5,874)
Hungarian Forint,
Expiring 04/28/26	CITI	HUF	421,648	1,236,029	1,265,269	—	(29,240)
Indian Rupee,
Expiring 06/17/26	BOA	INR	44,276	467,000	466,451	549	—
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	157	50,243	49,842	401	—
Japanese Yen,
Expiring 04/28/26	BARC	JPY	2,680	16,895	16,932	—	(37)
Expiring 04/28/26	BNP	JPY	548,079	3,453,543	3,463,038	—	(9,495)
Expiring 04/28/26	HSBC	JPY	7,273	45,642	45,956	—	(314)
Expiring 04/28/26	HSBC	JPY	7,262	45,799	45,882	—	(83)
Expiring 04/28/26	HSBC	JPY	3,483	22,032	22,007	25	—
Expiring 04/28/26	HSBC	JPY	3,018	19,196	19,071	125	—
Expiring 05/13/26	GSI	JPY	84,453	545,178	534,203	10,975	—
Expiring 05/13/26	WBC	JPY	11,502	73,898	72,758	1,140	—
Expiring 05/13/26	WBC	JPY	9,219	58,184	58,317	—	(133)
Mexican Peso,
Expiring 04/28/26	CITI	MXN	26,092	1,458,258	1,452,366	5,892	—
Expiring 04/28/26	HSBC	MXN	30,973	1,732,658	1,724,064	8,594	—
Expiring 06/17/26	JPM	MXN	8,885	488,000	492,398	—	(4,398)
Expiring 06/17/26	MSI	MXN	8,681	486,000	481,075	4,925	—
New Zealand Dollar,
Expiring 04/28/26	CITI	NZD	96	56,370	55,060	1,310	—
Norwegian Krone,
Expiring 06/17/26	CITI	NOK	30	3,026	3,044	—	(18)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	6,374	1,763,996	1,716,971	47,025	—
Expiring 04/22/26	JPM	PLN	2,971	796,000	800,404	—	(4,404)
Expiring 04/28/26	HSBC	PLN	3,681	998,970	991,558	7,412	—
Singapore Dollar,
Expiring 04/28/26	GSI	SGD	1,797	1,408,956	1,400,789	8,167	—
Expiring 06/17/26	MSI	SGD	8,322	6,586,876	6,507,716	79,160	—
South African Rand,
Expiring 04/28/26	MSI	ZAR	12,303	729,129	725,454	3,675	—
Expiring 06/17/26	CITI	ZAR	6,723	401,000	394,942	6,058	—
Expiring 06/17/26	GSI	ZAR	17,625	1,079,630	1,035,450	44,180	—
South Korean Won,
Expiring 05/13/26	GSI	KRW	182,691	125,294	121,588	3,706	—
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 04/28/26	BARC	SEK	4,757	$513,090	$503,310	$9,780	$—
Expiring 06/17/26	GSI	SEK	328	35,273	34,742	531	—
Swiss Franc,
Expiring 04/22/26	CITI	CHF	200	251,932	250,384	1,548	—
Expiring 04/28/26	BNP	CHF	2,386	3,046,461	2,993,882	52,579	—
Expiring 06/17/26	MSI	CHF	64	81,744	80,724	1,020	—
Expiring 06/17/26	WBC	CHF	51	65,731	64,832	899	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	202,452	6,454,408	6,177,691	276,717	—
Expiring 06/17/26	HSBC	THB	38,843	1,227,000	1,185,272	41,728	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	71,835	1,583,001	1,590,396	—	(7,395)
Expiring 04/13/26	UAG	TRY	59,481	1,306,565	1,316,883	—	(10,318)
Expiring 04/28/26	BARC	TRY	8,042	174,762	174,271	491	—
Expiring 04/28/26	BARC	TRY	4,044	87,732	87,633	99	—
				$307,865,563	$305,695,589	2,745,782	(575,808)
						$2,969,354	$(1,711,025)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	31,043	EUR	1,272	$—	$(9,505)	BOA
04/22/26	Buy	EUR	797	GBP	696	955	—	SSB
04/28/26	Buy	AUD	371	JPY	40,577	—	(819)	CITI
04/28/26	Buy	AUD	735	NZD	878	1,662	—	BARC
04/28/26	Buy	CAD	350	GBP	190	—	(88)	CITI
04/28/26	Buy	CAD	350	GBP	190	315	—	GSI
04/28/26	Buy	CAD	704	EUR	441	—	(4,019)	CITI
04/28/26	Buy	CHF	201	EUR	221	—	(2,581)	BNP
04/28/26	Buy	CHF	402	EUR	440	—	(3,913)	GSI
04/28/26	Buy	EUR	159	PLN	681	291	—	MSI
04/28/26	Buy	EUR	440	AUD	731	4,737	—	GSI
04/28/26	Buy	EUR	444	GBP	384	5,753	—	GSI
04/28/26	Buy	EUR	444	GBP	385	4,692	—	GSI
04/28/26	Buy	EUR	446	CAD	703	10,059	—	CITI
04/28/26	Buy	GBP	381	JPY	81,012	—	(7,005)	GSI
04/28/26	Buy	GBP	385	CAD	702	4,145	—	GSI
04/28/26	Buy	JPY	13,773	AUD	123	2,118	—	BNP
04/28/26	Buy	JPY	27,013	AUD	241	4,275	—	GSI
04/28/26	Buy	JPY	40,374	GBP	190	3,337	—	GSI
04/28/26	Buy	JPY	40,439	GBP	192	1,111	—	MSI
04/28/26	Buy	JPY	40,515	GBP	192	1,598	—	GSI
04/28/26	Buy	JPY	40,773	AUD	364	6,310	—	GSI
04/28/26	Buy	NZD	435	JPY	40,287	—	(4,618)	CITI
04/28/26	Buy	SEK	4,761	EUR	440	—	(5,086)	BARC
04/28/26	Buy	SEK	4,802	EUR	446	—	(8,173)	BNP
04/28/26	Buy	SEK	13,659	EUR	1,261	—	(14,116)	BARC
04/28/26	Buy	TRY	20,615	EUR	370	17,942	—	HSBC
						$69,300	$(59,923)
A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	500	$66,406	$83	$66,323	DB
Dominican Republic	06/20/31	1.000%(Q)	500	18,832	83	18,749	DB
Federal Republic of Nigeria	06/20/31	1.000%(Q)	500	49,153	83	49,070	DB
Federation of Malaysia	06/20/31	1.000%(Q)	500	(12,535)	83	(12,618)	DB
Federative Republic of Brazil	06/20/31	1.000%(Q)	1,750	31,527	291	31,236	DB
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	500	94,622	83	94,539	DB
Kingdom of Bahrain	06/20/31	1.000%(Q)	500	45,095	83	45,012	DB
Kingdom of Morocco	06/20/31	1.000%(Q)	500	(474)	83	(557)	DB
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	1,750	(12,280)	291	(12,571)	DB
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	500	(7,205)	83	(7,288)	DB
People’s Republic of China	06/20/31	1.000%(Q)	1,750	(39,135)	291	(39,426)	DB
Republic of Angola	06/20/31	1.000%(Q)	500	89,209	83	89,126	DB
Republic of Argentina	06/20/31	1.000%(Q)	500	105,100	83	105,017	DB
Republic of Chile	06/20/31	1.000%(Q)	500	(8,700)	83	(8,783)	DB
Republic of Colombia	06/20/31	1.000%(Q)	1,500	86,870	249	86,621	DB
Republic of Costa Rica	06/20/31	1.000%(Q)	500	11,764	83	11,681	DB
Republic of Ecuador	06/20/31	1.000%(Q)	500	82,180	83	82,097	DB
Republic of El Salvador	06/20/31	1.000%(Q)	500	61,828	83	61,745	DB
Republic of Guatemala	06/20/31	1.000%(Q)	500	14,612	83	14,529	DB
Republic of Indonesia	06/20/31	1.000%(Q)	1,750	1,458	291	1,167	DB
Republic of Ivory Coast	06/20/31	1.000%(Q)	500	47,039	83	46,956	DB
Republic of Kazakhstan	06/20/31	1.000%(Q)	500	2,037	83	1,954	DB
Republic of Kenya	06/20/31	1.000%(Q)	500	84,105	83	84,022	DB
Republic of Panama	06/20/31	1.000%(Q)	750	9,766	125	9,641	DB
Republic of Peru	06/20/31	1.000%(Q)	500	(3,237)	83	(3,320)	DB
Republic of Philippines	06/20/31	1.000%(Q)	500	(2,275)	83	(2,358)	DB
Republic of South Africa	06/20/31	1.000%(Q)	1,750	78,258	291	77,967	DB
Republic of Turkey	06/20/31	1.000%(Q)	1,750	155,961	291	155,670	DB
Sultanate of Oman	06/20/31	1.000%(Q)	500	(658)	83	(741)	DB
United Mexican States	06/20/31	1.000%(Q)	1,750	7,049	291	6,758	DB
				$1,056,372	$4,154	$1,052,218

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	25,000	1.936%	$(1,045,770)	$(6,646)	$(1,039,124)	DB
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)	415	$(7,801)	$(2,735)	$(5,066)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	415	(8,125)	(2,390)	(5,735)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)	400	904	14,195	(13,291)	BARC
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of France	12/20/30	0.250%(Q)		190	$(855)	$(535)	$(320)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(25,713)	(16,534)	(9,179)	BARC
Republic of Italy	12/20/30	1.000%(Q)		285	(7,869)	(10,161)	2,292	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	6,310	47,896	(41,586)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	4,206	31,249	(27,043)	MSI
					$(38,943)	$60,985	$(99,928)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		255	0.415%	$5,926	$5,923	$3	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		128	0.184%	794	657	137	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	135	0.307%	294	232	62	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		870	0.320%	4,544	4,288	256	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		45	1.641%	(593)	(146)	(447)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	75	0.124%	199	186	13	JPM
European Investment Bank	12/20/26	—%(Q)		433	0.040%	(124)	(156)	32	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		100	0.485%	148	128	20	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		100	0.610%	502	552	(50)	BARC
Kingdom of Norway	12/20/26	—%(Q)		420	0.036%	(110)	(150)	40	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		90	0.375%	155	143	12	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	152	0.034%	438	365	73	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	100	0.057%	(15)	(5)	(10)	BARC
National Bank of Canada	12/20/26	1.000%(Q)		72	0.311%	381	378	3	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		331	0.249%	665	537	128	BARC
Oracle Corp.	06/20/30	1.000%(Q)		115	1.622%	(2,672)	2,212	(4,884)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		830	0.442%	14,347	6,648	7,699	JPM
Petroleos Mexicanos	06/20/26	1.000%(Q)		70	1.886%	(115)	(94)	(21)	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		55	1.886%	(90)	(67)	(23)	BARC
Republic of Chile	06/20/28	1.000%(Q)		44	0.349%	630	604	26	BARC
Republic of Estonia	12/20/26	1.000%(Q)		240	0.171%	1,511	328	1,183	JPM
Republic of France	12/20/30	0.250%(Q)		190	0.310%	(479)	(1,102)	623	BARC
Republic of France	06/20/34	0.250%(Q)		465	0.529%	(9,040)	(8,426)	(614)	CITI
Republic of France	12/20/34	0.250%(Q)		1,195	0.555%	(26,630)	(24,978)	(1,652)	BOA
Republic of France	12/20/34	0.250%(Q)		470	0.555%	(10,474)	(13,361)	2,887	BOA
Republic of France	12/20/34	0.250%(Q)		40	0.555%	(892)	(1,194)	302	BOA
Republic of France	06/20/35	0.250%(Q)		1,450	0.578%	(36,318)	(47,144)	10,826	BARC
Republic of France	06/20/35	0.250%(Q)		510	0.578%	(12,774)	(16,822)	4,048	BARC
Republic of Italy	06/20/26	—%(Q)		238	0.073%	(39)	(37)	(2)	BARC
Republic of Italy	12/20/30	1.000%(Q)		285	0.370%	7,870	7,615	255	BARC
Republic of Italy	12/20/34	1.000%(Q)		185	0.645%	4,852	(1,003)	5,855	CITI
Republic of Italy	12/20/34	1.000%(Q)		185	0.645%	4,852	(1,003)	5,855	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		230	1.781%	(2,060)	(684)	(1,376)	BARC
Republic of Panama	06/20/26	1.000%(Q)		138	0.516%	195	149	46	CITI
Republic of Romania	12/20/26	1.000%(Q)		19	0.611%	59	67	(8)	BOA
Republic of South Africa	12/20/26	1.000%(Q)		41	0.728%	94	162	(68)	BARC
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Siemens AG	06/20/26	1.000%(Q)	EUR	106	0.104%	$286	$271	$15	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	83	0.104%	224	194	30	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		207	0.100%	1,409	1,302	107	MSI
Slovak Republic	12/20/27	1.000%(Q)		75	0.183%	1,057	1,038	19	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		100	0.452%	952	1,005	(53)	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		80	0.200%	487	469	18	MSI
State of Qatar	12/20/26	1.000%(Q)		125	0.244%	721	778	(57)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	310	0.174%	91	105	(14)	BARC
Wells Fargo & Co.	06/20/26	1.000%(Q)		129	0.227%	265	242	23	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		115	0.227%	237	216	21	JPM
						$(48,240)	$(79,578)	$31,338

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	4,277		3.649%		$254,247		$232,351		$(21,896)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	740		3.857%		27,516		36,688		9,172
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	32,645		0.631%		530,705		574,364		43,659
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	101,150		0.631%		1,644,382		1,779,659		135,277
							$2,456,850		$2,623,062		$166,212

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	500	*	$(7,006)	$(12,066)	$5,060	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	480	*	(6,732)	(5,955)	(777)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	600	*	146	695	(549)	GSI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	560	*	(868)	(63)	(805)	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	510	*	(790)	(107)	(683)	GSI
					$(15,250)	$(17,496)	$2,246
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
619	1 Day SOFR(Q)/ 3.680%%	JPY	97,200	1 Day TONAR - 0.35bps(Q)/ 0.377%%	CITI	02/10/31	$8,733	$—	$8,733
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.785%	$(11,488)	$(18,615)	$(7,127)
AUD	360	12/03/30	2.750%(S)	6 Month BBSW(2)(S)/ 4.785%	(11,497)	(22,774)	(11,277)
AUD	910	12/03/32	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(39,845)	(76,349)	(36,504)
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.785%	(69,906)	(105,887)	(35,981)
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(19,737)	(36,435)	(16,698)
AUD	940	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.785%	—	(33,551)	(33,551)
AUD	255	12/03/35	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(28,293)	(30,211)	(1,918)
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.785%	(17,992)	(27,752)	(9,760)
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 2.270%	(828)	7,821	8,649
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	1,409	19,471	18,062
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	(857)	19,471	20,328
CAD	535	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.270%	18,348	12,029	(6,319)
CAD	855	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	20,701	18,475	(2,226)
CAD	4,295	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	—	(57,626)	(57,626)
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.270%	(1,287)	(2,894)	(1,607)
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(30,636)	(30,636)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ (0.066)%	—	32,960	32,960
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.066)%	(30,329)	(33,606)	(3,277)
CHF	340	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(3,699)	(3,699)
CHF	295	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.066)%	53,173	56,773	3,600
CHF	735	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.066)%	—	4,559	4,559
CHF	1,100	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(7,379)	(7,379)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,448)	(1,448)
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(48)	52,222	52,270
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	$—	$50,615	$50,615
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	31,575	99,972	68,397
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	21,377	21,377
CNH	31,900	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	124,337	162,798	38,461
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	920	30,320	29,400
CNH	6,040	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	853	(1,779)	(2,632)
CNH	26,205	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(13,008)	(11,577)	1,431
CNH	37,700	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(29,274)	(29,274)
CNH	5,100	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(350)	(160)	190
CNH	7,505	03/02/31	1.575%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(1,188)	(1,188)
CNH	7,340	05/11/31	1.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(64)	(189)	(125)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	3,857	3,857
CZK	8,810	03/17/31	4.370%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	94	94
CZK	2,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	(828)	(828)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.523%	(13,426)	(39,360)	(25,934)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	(23,661)	(23,661)
EUR	460	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	8,134	8,134
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(56,105)	(18,993)	37,112
EUR	795	11/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(15,338)	2,715	18,053
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	6,449	6,449
EUR	1,827	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	77,373	77,373
EUR	1,169	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	46,849	46,849
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 1.929%	134	(718)	(852)
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.929%	38,600	(3,749)	(42,349)
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	17,956	17,956
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	222,400	222,400
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(221,103)	(221,103)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	527,117	527,117
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(524,263)	(524,263)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	(845,712)	(845,712)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	206,908	206,908
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(204,031)	(204,031)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.475%	796	44,299	43,503
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	(422)	(35,142)	(34,720)
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(45,216)	(64,035)	(18,819)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(251,439)	(410,126)	(158,687)
EUR	1,235	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.475%	(886)	90,961	91,847
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(65,128)	70,976	136,104
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(79,656)	229,275	308,931
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 3.730%	(39,532)	(84,688)	(45,156)
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	389,270	282,106	(107,164)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.730%	(33,800)	(60,918)	(27,118)
GBP	815	05/08/30	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	12,995	(10,651)	(23,646)
GBP	735	02/08/31	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	12,802	(12,729)	(25,531)
GBP	2,500	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(192,636)	542,351	734,987
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(13,710)	129,079	142,789
GBP	2,460	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.730%	(401,121)	(700,594)	(299,473)
GBP	895	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(44,789)	(83,394)	(38,605)
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	20,912	(88,513)	(109,425)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	310,954	371,098	60,144
GBP	305	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	9,648	38,775	29,127
GBP	510	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	32,127	68,619	36,492
GBP	2,095	02/08/46	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	257,297	290,364	33,067
GBP	965	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(25)	(55,652)	(55,627)
GBP	650	02/27/46	5.000%(A)	1 Day SONIA(2)(A)/ 3.730%	638	(13,009)	(13,647)
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	611,102	(2,469,380)	(3,080,482)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	44,587	223,806	179,219
A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	165	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	$(11,475)	$(31,154)	$(19,679)
GBP	1,070	02/27/56	4.700%(A)	1 Day SONIA(1)(A)/ 3.730%	(690)	9,975	10,665
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.620%	—	(55,010)	(55,010)
ILS	1,415	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.000%	353	299	(54)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(1,137)	(7,068)	(5,931)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	15,106	18,710	3,604
JPY	475,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(11,104)	(26,557)	(15,453)
JPY	189,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	17,211	17,211
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(47,314)	(149,960)	(102,646)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(23,643)	(23,643)
JPY	220,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.727%	(6,798)	(39,754)	(32,956)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	28,861	40,484	11,623
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.727%	6,536	(294,478)	(301,014)
JPY	80,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.727%	2,458	23,707	21,249
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.727%	6,247	13,873	7,626
JPY	215,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(17,372)	(73,179)	(55,807)
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(3,553)	(12,085)	(8,532)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(24,079)	(51,854)	(27,775)
JPY	100,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.727%	5,970	(44,248)	(50,218)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	5,536	(295,927)	(301,463)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(20,090)	(36,415)	(16,325)
JPY	60,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(11,296)	(46,642)	(35,346)
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.727%	8,851	(671,750)	(680,601)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(16,864)	(31,622)	(14,758)
JPY	85,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(28,733)	(90,298)	(61,565)
JPY	60,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(14,999)	(14,999)
JPY	430,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(99,494)	(99,494)
JPY	165,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(32,230)	(32,230)
JPY	55,000	04/08/46	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(63,777)	(60,794)	2,983
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.727%	8,629	(183,828)	(192,457)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(38,884)	(77,298)	(38,414)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(42,046)	(80,557)	(38,511)
JPY	90,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	(221)	113,026	113,247
JPY	65,000	01/08/51	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	84,358	90,604	6,246
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	35,759	(955,041)	(990,800)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	74,035	178,926	104,891
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	56,678	56,678
JPY	100,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	8,587	(148,624)	(157,211)
JPY	35,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(32,387)	(53,668)	(21,281)
JPY	45,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(26,802)	(26,802)
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(630)	(630)
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(166,987)	(166,987)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(5,867)	(20,589)	(14,722)
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(873)	(873)
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	2,674	(28,057)	(30,731)
KRW	1,351,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	44,751	(39,172)	(83,923)
KRW	251,000	03/10/36	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(2,171)	(8,068)	(5,897)
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(7,334)	(7,334)
MXN	67,555	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(122,656)	(122,656)
MXN	14,900	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(33,266)	(33,266)
MXN	39,710	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(88,484)	(88,484)
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(1,864)	(1,864)
MYR	200	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,087	(77)	(1,164)
MYR	600	02/20/36	3.711%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	—	(550)	(550)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.660%	—	(28,991)	(28,991)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(42,007)	(42,007)
NZD	190	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.540%	6,436	2,283	(4,153)
A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	800	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.540%	$—	$(7,885)	$(7,885)
NZD	5,325	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(79,728)	(79,728)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 3.890%	—	(54,822)	(54,822)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.186%	—	(48,828)	(48,828)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.995%	(1,355)	(21,375)	(20,020)
SGD	240	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.995%	9,579	3,739	(5,840)
SGD	165	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(6,516)	(6,516)
SGD	315	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(12,445)	(12,445)
SGD	215	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.995%	—	(8,114)	(8,114)
THB	60,550	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.989%	—	(1,328)	(1,328)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	(15,151)	(15,151)
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	20,994	20,994
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	16,940	16,940
THB	5,700	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	2,088	2,088
THB	17,480	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 0.989%	36,131	15,140	(20,991)
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	13,076	13,076
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.680%	—	15,173	15,173
	35,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	18,833	184,271	165,438
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(303,787)	(303,787)
	29,490	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(56,783)	(56,783)
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	1,566	(67,120)	(68,686)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(26,285)	(26,285)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	3,905	295,047	291,142
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.680%	—	238,309	238,309
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(30,063)	(30,063)
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(18,623)	(342,144)	(323,521)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(14,331)	(14,331)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(7,167)	(7,167)
	630	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(6,113)	(6,113)
	155	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(429)	(429)
	600	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	8,264	8,264
	4,416	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	68,916	68,916
	17,820	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(310,605)	(310,605)
	845	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.680%	(34,493)	(16,415)	18,078
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.680%	(291,062)	(342,429)	(51,367)
	10,980	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(75,259)	(575,931)	(500,672)
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	3,900	3,900
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.680%	(2,331)	(20,458)	(18,127)
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,182,250	1,268,560	86,310
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	311,266	347,752	36,486
	3,975	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	16,380	139,844	123,464
	13,760	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	201,236	484,089	282,853
	400	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.680%	—	28,144	28,144
	9,720	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	75,344	661,159	585,815
	13,585	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	676,972	676,972
	1,035	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	46,537	49,741	3,204
	455	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.680%	4,698	48,859	44,161
	690	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.680%	3,109	34,863	31,754
					$1,942,507	$(3,903,074)	$(5,845,581)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	3,298	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.054%	$2,955	$—	$2,955	GSI
BRL	3,298	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.054%	(2,560)	—	(2,560)	GSI
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AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	$7,069	$—	$7,069	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	4,205	—	4,205	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(6,906)	(15)	(6,891)	HSBC
MYR	1,505	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,164	—	1,164	JPM
MYR	1,500	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(12,251)	(1)	(12,250)	JPM
					$(6,324)	$(16)	$(6,308)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.700%	ML	04/07/27	11,022	$—	$—	$—
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	14,400	(595,769)	—	(595,769)
					$(595,769)	$—	$(595,769)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A53